     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2013.

                                                            FILE NOS. 333-185790
                                                                       811-09003
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                          THE SECURITIES ACT OF 1933                         [ ]


                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 1                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER
                      THE INVESTMENT COMPANY ACT OF 1940                     [ ]

                                   Amendment No. 1                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000

                               MANDA GHAFERI, ESQ.
                             AIG LIFE AND RETIREMENT
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous



It is proposed that this filing will become effective:



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[ ] on (date) pursuant to paragraph (b) of Rule 485



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485





[X] on April 30, 2013 pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:



[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in Variable Annuity Account Seven of American General Life Insurance Company under variable annuity contracts.

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                         VARIABLE ANNUITY ACCOUNT SEVEN

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Platinum O-Series
                                                Variable Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Platinum O-Series
                                                Variable Annuity; Purchasing a
                                                Polaris Platinum O-Series Variable
                                                Annuity; Investment Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris Platinum O-Series
                                                Variable Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris Platinum O-
                                                Series Variable Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.


                            POLARIS PLATINUM O-Series
                                   PROSPECTUS

                                   MAY 1, 2013


               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             in all states except in New York where it is issued by
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                               in connection with
                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       and
                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.


UNDERLYING FUNDS:                   MANAGED BY:
     Aggressive Growth              Wells Capital Management Incorporated
     Alliance Growth                AllianceBernstein L.P.
     American Funds Asset           Capital Research and Management Company
       Allocation(1)
     American Funds Global          Capital Research and Management Company
       Growth(1)
     American Funds Growth-         Capital Research and Management Company
       Income(1)
     American Funds Growth(1)       Capital Research and Management Company
     Asset Allocation               Edge Asset Management, Inc.
     Balanced                       J.P. Morgan Investment Management Inc.
     Blue Chip Growth               SunAmerica Asset Management Corp.
     Capital Appreciation           Wellington Management Company, LLP
     Capital Growth                 OppenheimerFunds, Inc.
     Cash Management                BofA Advisors, LLC
     Corporate Bond                 Federated Investment Management Company
     Davis Venture Value            Davis Selected Advisers, L.P.
     "Dogs" of Wall Street(2)       SunAmerica Asset Management Corp.
     Emerging Markets               J.P. Morgan Investment Management Inc.(4)
     Equity Opportunities           OppenheimerFunds, Inc.
     Foreign Value                  Templeton Investment Counsel, LLC
     Franklin Income Securities     Franklin Advisers, Inc.
       Fund
     Franklin Templeton VIP         Franklin Templeton Services, LLC(3)
       Founding Funds Allocation
       Fund
     Fundamental Growth             Wells Capital Management Incorporated
     Global Bond                    Goldman Sachs Asset Management International
     Global Equities                J.P. Morgan Investment Management Inc.
     Government and Quality Bond    Wellington Management Company, LLP
     Growth                         Wellington Management Company, LLP
     Growth-Income                  J.P. Morgan Investment Management Inc.
     Growth Opportunities           Invesco Advisers, Inc.
     High-Yield Bond                PineBridge Investments LLC
     International Diversified      Morgan Stanley Investment Management Inc.
       Equities
     International Growth and       Putnam Investment Management, LLC
       Income
     Invesco V.I. American          Invesco Advisers, Inc.
       Franchise Fund, Series II
       Shares*
     Invesco V.I. Comstock Fund,    Invesco Advisers, Inc.
       Series II Shares*
     Invesco V.I. Growth and Income Invesco Advisers, Inc.
       Fund, Series II Shares*
     Lord Abbett Growth and Income  Lord, Abbett & Co. LLC
     Lord Abbett Mid Cap Stock      Lord, Abbett & Co. LLC
     Marsico Focused Growth         Marsico Capital Management, LLC





(Underlying Funds continued on next page)

UNDERLYING FUNDS:                   MANAGED BY:
     MFS Massachusetts Investors    Massachusetts Financial Services Company
       Trust(2)
     MFS Total Return               Massachusetts Financial Services Company
     Mid-Cap Growth                 J.P. Morgan Investment Management Inc.
     Natural Resources              Wellington Management Company, LLP
     Real Estate                    Davis Selected Advisers, L.P.
     Real Return                    Wellington Management Company, LLP
     Small & Mid Cap Value          AllianceBernstein L.P.
     Small Company Value            Franklin Advisory Services, LLC
     SunAmerica Dynamic Allocation  SunAmerica Asset Management Corp. and
       Portfolio(5)                 AllianceBernstein L.P.
     Technology                     Columbia Management Investment Advisers, LLC
     Telecom Utility                Massachusetts Financial Services Company
     Total Return Bond              Pacific Investment Management Company LLC



(1) Separate Investment of American Funds Insurance Series.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.


(3) Franklin Templeton Services, LLC is the administrator of this Fund-of-Funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds.



(4) On or about January 14, 2013, the investment manager of the Emerging Markets Variable Portfolio changed from Putnam Investment Management, LLC to J.P. Morgan Investment Management Inc.



(5) Your broker-dealer may not allow investment in this portfolio without election of a Living Benefit.



(*) On or about May 1, 2013, the Invesco Van Kampen V.I. American Franchise Fund was renamed as the Invesco V.I. American Franchise Fund, the Invesco Van Kampen V.I. Comstock Fund was renamed as the Invesco V.I. Comstock Fund, and the Invesco Van Kampen V.I. Growth and Income Fund was renamed as the Invesco V.I. Growth and Income Fund.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2013. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      6
      Maximum Owner Transaction Expenses..................................       6
      Maximum Premium Based Charge........................................       6
      Maximum Withdrawal Charges..........................................       6
      Contract Maintenance Fee............................................       6
      Separate Account Annual Expenses....................................       6
      Additional Optional Feature Fee.....................................       6
         Optional SunAmerica Income Builder Fee............................      6
      Underlying Fund Expenses............................................       6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      8
THE POLARIS PLATINUM O-SERIES VARIABLE ANNUITY.............................      9
PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY....................      9
      Allocation of Purchase Payments.....................................      10
      Accumulation Units..................................................      11
      Free Look...........................................................      11
      Exchange Offers.....................................................      12
      Important Information for Military Servicemembers...................      12
INVESTMENT OPTIONS.........................................................     12
      Variable Portfolios.................................................      12
         AIM Variable Insurance Funds
                    (Invesco Variable Insurance Funds).....................     12
         American Funds Insurance Series...................................     13
         Franklin Templeton Variable Insurance Products Trust..............     13
         Lord Abbett Series Fund, Inc......................................     13
         Anchor Series Trust...............................................     13
         Seasons Series Trust..............................................     13
         SunAmerica Series Trust...........................................     13
      Substitution, Addition or Deletion of Variable Portfolios...........      15
      Fixed Accounts......................................................      15
      Dollar Cost Averaging Fixed Accounts................................      15
      Dollar Cost Averaging Program.......................................      16
      Polaris Portfolio Allocator Program.................................      16
      Transfers During the Accumulation Phase.............................      18
      Automatic Asset Rebalancing Program.................................      21
      Voting Rights.......................................................      21
ACCESS TO YOUR MONEY.......................................................     21
      Free Withdrawal Amount..............................................      21
      Systematic Withdrawal Program.......................................      23
      Nursing Home Waiver.................................................      23
      Minimum Contract Value..............................................      23
      Qualified Contract Owners...........................................      23
OPTIONAL LIVING BENEFIT....................................................     23
      SunAmerica Income Builder...........................................      25
ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO THE OPTIONAL LIVING
  BENEFIT..................................................................     30
DEATH BENEFITS.............................................................     33
      Beneficiary Continuation Programs...................................      33
      Death Benefit Defined Terms.........................................      34
      Standard Death Benefit..............................................      35
      Optional Maximum Anniversary Value Death Benefit....................      35
      Spousal Continuation................................................      35
EXPENSES...................................................................     36
      Separate Account Expenses...........................................      36
      Premium Based Charge................................................      36
      Withdrawal Charge...................................................      37
      Underlying Fund Expenses............................................      37
      Contract Maintenance Fee............................................      38
      Transfer Fee........................................................      38
      Optional Living Benefit Fee.........................................      38
      Optional Maximum Anniversary Value Death Benefit Fee................      38
      Premium Tax.........................................................      38
      Income Taxes........................................................      39
      Reduction or Elimination of Fees, Expenses
               and Additional Amounts Credited.............................     39
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     39
ANNUITY INCOME OPTIONS.....................................................     41
      The Income Phase....................................................      41
      Annuity Income Options..............................................      41
      Fixed or Variable Annuity Income Payments...........................      42
      Annuity Income Payments.............................................      42
      Transfers During the Income Phase...................................      42
      Deferment of Payments...............................................      42
TAXES......................................................................     43
      Annuity Contracts in General........................................      43
      Tax Treatment of Distributions - Non-Qualified Contracts............      43
      Tax Treatment of Distributions - Qualified Contracts................      44
      Required Minimum Distributions......................................      45
      Tax Treatment of Death Benefits.....................................      45
      Tax Treatment of Optional Living Benefits...........................      46
      Contracts Owned by a Trust or Corporation...........................      46
      Gifts, Pledges and/or Assignments of a Contract.....................      46
      Diversification and Investor Control................................      46
OTHER INFORMATION..........................................................     46
      The Distributor.....................................................      46
      The Company.........................................................      47
      The Separate Account................................................      48
      The General Account.................................................      48
      Financial Statements................................................      49
      Administration......................................................      49
      Legal Proceedings...................................................      49
      Registration Statements.............................................      50
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................     50
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    B-1
APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME
  BUILDER FEE..............................................................    C-1
APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES.............................    D-1
APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................    E-1
APPENDIX F - LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2013......    F-1
APPENDIX G - POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIOS PRIOR
  TO FEBRUARY 11, 2013.....................................................    G-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PREMIUM BASED CHARGE - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of the living benefit, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Seasons Series Trust and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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                                   HIGHLIGHTS
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The Polaris Platinum O-Series Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 0.95% annually of the average daily value of your contract allocated to the Variable Portfolios. Your contract provides for a free withdrawal amount each year. We apply a separate withdrawal charge schedule against each Premium you contribute to the contract. The withdrawal charge percentage declines over time for each Premium in the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios, including 12b-1 fees of up to 0.25%. If you elect optional features available under the contract, we may charge additional fees for those features. We apply a Premium Based Charge against Premiums that you make to your contract. The Premium Based Charge equals a percentage of each Premium, deducted over 7 years and varies with your investment amount. PLEASE SEE FEE TABLE, PURCHASING A POLARIS PLATINUM O-SERIES VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect the optional living benefit available under your contract for an additional fee. This living benefit is designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. This benefit can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing the optional living benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone Number: (800) 445-7862. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT ARE APPLICABLE TO THE CONTRACT AND WHEN YOU TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS, MAKE ADDITIONAL PURCHASE PAYMENTS, OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM PREMIUM BASED CHARGE

(as a percentage of each Purchase
  Payment)(2)............................   5.00%


MAXIMUM WITHDRAWAL CHARGES

(as a percentage of each Purchase
  Payment)(3)............................   6.00%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(4).......................................  $50 per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

  Separate Account Fee(5).........................           0.95%
  Optional Maximum Anniversary Value Death Benefit
     Fee(6).......................................           0.25%
                                                             -----
     Total Separate Account Annual Expenses.......           1.20%
                                                             =====



ADDITIONAL OPTIONAL FEATURE FEE

You may elect the following optional Living Benefit which is a guaranteed minimum withdrawal benefit:


OPTIONAL SUNAMERICA INCOME BUILDER

(calculated as a percentage of the Income Base)(7)

                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(8)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%


UNDERLYING FUND EXPENSES

(AS OF JANUARY 31, 2012)
[TO BE UPDATED BY AMENDMENT]


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
EXPENSES(9)                          MINIMUM   MAXIMUM
----------------------------         -------   -------
(expenses that are deducted from
Underlying Funds of the Trusts,
including management fees, 12b-1
fees, if applicable, and other
expenses).........................    0.53%     1.57%


FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW.

(2) Each Premium is subject to the Premium Based Charge deducted over a period of 7 years and is deducted quarterly from your contract value. PLEASE SEE EXPENSES SECTION BELOW.

                                           PREMIUM BASED CHARGE AS A     QUARTERLY PREMIUM
                                                 PERCENTAGE OF             BASED CHARGE
ACCUMULATED PREMIUM BREAKPOINT            PURCHASE PAYMENTS INVESTED   (OVER 7 YEAR PERIOD)
------------------------------            --------------------------   --------------------
Less than $50,000.......................             5.00%                    0.1786%
$50,000 but less than $100,000..........             4.50%                    0.1607%
$100,000 but less than $250,000.........             3.50%                    0.1250%
$250,000 but less than $500,000.........             2.50%                    0.0893%
$500,000 but less than $1,000,000.......             2.00%                    0.0714%
$1,000,000 or more......................             1.25%                    0.0446%




 The initial Premium Based Charge is determined by the sum of Premiums received during the first contract quarter and the Accumulated Premium Breakpoint achieved by that amount. After the first contract Quarter Anniversary, the Premium Based Charge for each subsequent Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved by the sum of Premiums as of the Premium receipt date. PLEASE SEE EXPENSES BELOW.

(3) Withdrawal Charge Schedule (as a percentage of each Premium withdrawn) declines over 7 years as follows and applies to each Premium starting on the Premium receipt date:

                                                                         YEARS SINCE PREMIUM RECEIPT
                                                           ------------------------------------------------------
ACCUMULATED PREMIUM BREAKPOINT                               1       2      3      4      5      6       7     8+
Less than $50,000.......................................     6%     5%     5%      4%     3%     2%     1%     0%
$50,000 but less than $100,000..........................    5.5%    5%     5%      4%     3%     2%     1%     0%
$100,000 but less than $250,000.........................    4.5%    4%     4%      3%     3%     2%     1%     0%
$250,000 but less than $500,000.........................    3.5%    3%     3%    2.25%    2%     2%     1%     0%
$500,000 but less than $1,000,000.......................     3%     2%     2%     1.5%    1%     1%     1%     0%
$1,000,000 or more......................................   2.25%   1.5%   1.5%     1%     1%   0.75%   0.5%    0%


 The Withdrawal Charge for each Premium is determined based on the sum of all Premiums (including the subsequent Premium) and the Accumulated Premium Breakpoint achieved as of the Premium receipt date. PLEASE SEE EXPENSES SECTION BELOW.

(4) The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more. The fee is deducted on a pro rata basis from your contract value on your contract anniversary.

(5) If you do not elect any optional features, your total separate account annual expenses would be 0.95%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.85% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

(6) If you do not elect any optional features, your separate account annual expenses would be 0.95%.


(7) The fee is calculated as a percentage of the Income Base which determines the basis of the guaranteed benefit. The fee is deducted from your contract value beginning with the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to May 1, 2013, please see APPENDIX F for a description of the living benefit you may have elected.



(8) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME BUILDER FEE BELOW.


    Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.

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                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
---------------------------------------------------------------------
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 One Covered Person                             0.60%      +/-0.25%
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 Two Covered Persons                            0.60%      +/-0.25%
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         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


(9) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2012. The minimum expense is for an Underlying Fund of American Funds Insurance Series Portfolio Trust as of its fiscal year ended December 31, 2011. [TO BE UPDATED BY AMENDMENT]

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
                          [TO BE UPDATED BY AMENDMENT]
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.20% including the Maximum Anniversary Value death benefit feature, the optional SunAmerica Income Builder feature (for the first year calculated at the initial annual fee rate of 1.35% and the maximum annual fee rate of 2.70% for the remaining years), a maximum Premium Based Charge of 5.00%, a maximum withdrawal charge of 6.00% and investment in an Underlying Fund with total expenses of 1.57%)


(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,089     $2,223     $3,231     $5,636


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $489      $1,723     $2,931     $5,636




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 0.95%, no election of optional features and investment in an Underlying Fund with total expenses of 0.53%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $827      $1,193     $1,477     $2,268


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $227       $693      $1,177     $2,268


EXPLANATION OF EXPENSE EXAMPLES

1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume Separate Account fees as indicated and that no transfer fees were imposed. A maximum Premium Based Charge of 5.00% and withdrawal charge of 6.00% is used in the Expense Examples because of the $10,000 investment amount. Your expenses may be lower if you are subject to a lower Premium Based Charge and Withdrawal Charge Schedule. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.



3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Builder fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.


4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


CONDENSED FINANCIAL INFORMATION TO BE UPDATED BY AMENDMENT.

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                          THE POLARIS PLATINUM O-SERIES
                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                     PURCHASING A POLARIS PLATINUM O-SERIES
                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

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                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
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     Qualified            $10,000              $500                $100
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   Non-Qualified          $10,000              $500                $100
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Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR SPECIFIC INFORMATION.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP

We allow this contract to be jointly owned. We require that the joint Owners be spouses except in states that allow non-spouses to be joint Owners. The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. Other states allow same-sex partners to marry ("Same-Sex Spouses"). There are also states that require us to issue the contract to non-spousal joint Owners. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. Therefore, the ability of Domestic Partners, Same-Sex Spouses and non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0330

US Life (New York contracts only)
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-0357

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request.

Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").

     AMERICAN FUNDS INSURANCE SERIES -- CLASS 2 SHARES

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series ("AFIS").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Templeton VIP Founding Funds Allocation Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an affiliate of the Company. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.

     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SEASONS SERIES TRUST -- CLASS 3 SHARES

     The Real Return Portfolio listed below is part of the Seasons Series Trust ("SST"). SAAMCo manages this Trust and generally engages subadvisers to provide investment advice for the Underlying Funds.

     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

          SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO

          SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of the Dynamic Allocation Portfolio. The Dynamic Allocation Portfolio invests part of its assets as a Fund-of-Funds that in turn invests in Underlying Portfolios of the SAAMCo Managed Trusts.

          The Dynamic Allocation Portfolio has an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


          CASH MANAGEMENT

          SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                            MANAGED BY:                                     TRUST     ASSET CLASS
----------------                            -----------                                     -----     -----------
Aggressive Growth                           Wells Capital Management Incorporated           SAST      STOCK
Alliance Growth                             AllianceBernstein L.P.                          SAST      STOCK
American Funds Asset Allocation             Capital Research and Management Company         AFIS      BALANCED
American Funds Global Growth                Capital Research and Management Company         AFIS      STOCK
American Funds Growth-Income                Capital Research and Management Company         AFIS      STOCK
American Funds Growth                       Capital Research and Management Company         AFIS      STOCK
Asset Allocation                            Edge Asset Management, Inc.                     AST       BALANCED
Balanced                                    J.P. Morgan Investment Management Inc.          SAST      BALANCED
Blue Chip Growth                            SunAmerica Asset Management Corp.               SAST      STOCK
Capital Appreciation                        Wellington Management Company, LLP              AST       STOCK
Capital Growth                              OppenheimerFunds, Inc.                          SAST      STOCK
Cash Management                             BofA Advisors, LLC                              SAST      CASH
Corporate Bond                              Federated Investment Management Company         SAST      BOND
Davis Venture Value                         Davis Selected Advisers, L.P.                   SAST      STOCK
"Dogs" of Wall Street                       SunAmerica Asset Management Corp.               SAST      STOCK
Emerging Markets                            J.P. Morgan Investment Management Inc.          SAST      STOCK
Equity Opportunities                        OppenheimerFunds, Inc.                          SAST      STOCK
Foreign Value                               Templeton Investment Counsel, LLC               SAST      STOCK
Franklin Income Securities Fund             Franklin Advisers, Inc.                         FTVIPT    BALANCED
Franklin Templeton VIP Founding Funds       Franklin Templeton Services, LLC
  Allocation Fund                                                                           FTVIPT    BALANCED
Fundamental Growth                          Wells Capital Management Incorporated           SAST      STOCK
Global Bond                                 Goldman Sachs Asset Management International    SAST      BOND
Global Equities                             J.P. Morgan Investment Management Inc.          SAST      STOCK
Government and Quality Bond                 Wellington Management Company, LLP              AST       BOND
Growth                                      Wellington Management Company, LLP              AST       STOCK
Growth-Income                               J.P. Morgan Investment Management Inc.          SAST      STOCK
Growth Opportunities                        Invesco Advisers, Inc.                          SAST      STOCK
High-Yield Bond                             PineBridge Investments LLC                      SAST      BOND
International Diversified Equities          Morgan Stanley Investment Management Inc.       SAST      STOCK
International Growth and Income             Putnam Investment Management, LLC               SAST      STOCK
Invesco V.I. American Franchise Fund,       Invesco Advisers, Inc.
  Series II Shares                                                                          AVIF      STOCK
Invesco V.I. Comstock Fund, Series II       Invesco Advisers, Inc.
  Shares                                                                                    AVIF      STOCK
Invesco V.I. Growth and Income Fund,        Invesco Advisers, Inc.
  Series II Shares                                                                          AVIF      STOCK
Lord Abbett Growth and Income               Lord, Abbett & Co. LLC                          LASF      STOCK
Lord Abbett Mid Cap Stock                   Lord, Abbett & Co. LLC                          LASF      STOCK
Marsico Focused Growth                      Marsico Capital Management, LLC                 SAST      STOCK
MFS Massachusetts Investors Trust           Massachusetts Financial Services Company        SAST      STOCK
MFS Total Return                            Massachusetts Financial Services Company        SAST      BALANCED
Mid-Cap Growth                              J.P. Morgan Investment Management Inc.          SAST      STOCK
Natural Resources                           Wellington Management Company, LLP              AST       STOCK
Real Estate                                 Davis Selected Advisers, L.P.                   SAST      STOCK
Real Return                                 Wellington Management Company, LLP              SST       BOND
Small & Mid Cap Value                       AllianceBernstein L.P.                          SAST      STOCK
Small Company Value                         Franklin Advisory Services, LLC                 SAST      STOCK
SunAmerica Dynamic Allocation Portfolio     SunAmerica Asset Management Corp. and
                                              AllianceBernstein L.P.                        SAST      BALANCED
Technology                                  Columbia Management Investment Advisers, LLC    SAST      STOCK
Telecom Utility                             Massachusetts Financial Services Company        SAST      STOCK
Total Return Bond                           Pacific Investment Management Company LLC       SAST      BOND




YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.SUNAMERICA.COM. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


If you elect SunAmerica Income Builder, a certain percentage of your investment is automatically allocated to the Secure Value Account. The Secure Value Account is only available with election of this Living Benefit and you may not reallocate your money from the Secure Value Account to another Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFIT.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed

Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

This program may be offered to you at no additional cost to assist in diversifying your investment across various investment categories. The program allows you to invest in either one of the four Polaris Portfolio Allocator models ("Models") or in one of the four Sample Portfolios. Each Model and Sample Portfolio is comprised of a carefully selected combination of Variable Portfolios representing various investment categories. The Models allocate amongst the various asset classes to attempt to match certain combinations of investor's investment time horizon and risk tolerance. The Sample Portfolios allocate among the various investment categories and coincide with the recommended weightings for each Sample Portfolio's objective. Please consult your financial representative about investment in the program.

Your broker-dealer designs the Sample Portfolios. Your broker-dealer may have revenue sharing arrangements in place with the money managers that manage the Underlying Funds comprising the Sample Portfolios. Those arrangements are not related to the availability of the same Underlying Funds in this variable annuity. Information about your broker-dealer's revenue sharing arrangements can be obtained from your financial representative or by visiting the broker-dealer's website.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the program by electing a Model or Sample Portfolio when you purchase your variable annuity, or if after contract issue, by contacting our Annuity Service

Center. You and your financial representative should determine the Model or Sample Portfolio most appropriate for you based on your financial needs, risk tolerance and investment horizon. You may request to discontinue the use of a Model or Sample Portfolio by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Model or Sample Portfolio through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in either one Model or one Sample Portfolio at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Model or Sample Portfolio. Investment outside of the Sample Portfolios is prohibited. If you attempt to split your investment in one or more Models, your investment may no longer be consistent with the Model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Model or Sample Portfolio, such an investment may no longer be consistent with the Model's or Sample Portfolio's intended objectives. However, if you have elected the optional Living Benefit, pursuant to certain investment requirements, a portion of your investment can be allocated to the SunAmerica Dynamic Allocation Portfolio in addition to a Model or Sample Portfolio.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Model or Sample Portfolio unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Model or Sample Portfolio, your investment may no longer be consistent with the Model's or Sample Portfolio's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Model or Sample Portfolio to another Model or Sample Portfolio at any time; you will be transferred into the most current Model or Sample Portfolio available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Model or Sample Portfolio as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE POLARIS PORTFOLIO ALLOCATOR MODELS AND THE SAMPLE PORTFOLIOS

You can elect to have your investment in the Model or Sample Portfolio rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the Model or Sample Portfolio you selected.

Over time, the Model or Sample Portfolio you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Model or Sample Portfolio rebalanced at least annually, then your investment may no longer be consistent with the Model or Sample Portfolio's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult your financial representative about how to keep your Model or Sample Portfolio's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the Models no longer are consistent with their original investment goals.

If you have not elected the optional Living Benefit and choose to make investments outside of the Model, only those Variable Portfolios within the Model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Model cannot be rebalanced if you wish to maintain your current Model.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Models and Sample Portfolios are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Model or Sample Portfolio should be revised or whether it remains appropriate to invest in accordance with any particular Model or Sample Portfolio.

The program does not guarantee greater or more consistent returns. Future market and investment category performance may differ from the historical performance upon which the Models and Sample Portfolios may have been built. Also, allocation to a single investment category may outperform a Model or Sample Portfolio, so that you could have been better off investing in a single investment category than in a Model or Sample Portfolio. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single investment category. Further, there can be no assurance that any Variable Portfolio chosen for a particular Model or Sample Portfolio will perform well or that its performance will closely reflect that of the investment category it is designed to represent.

The Models and Sample Portfolios represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Models or Sample Portfolios meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Models or Sample Portfolios can be obtained from your financial representative.

POLARIS PORTFOLIO ALLOCATOR MODELS


----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth             4.0%         6.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Foreign Value                            4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         8.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       1.0%         2.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  5.0%         5.0%         5.0%         6.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         4.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    1.0%         2.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Small Company Value                      1.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       12.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------



We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

SAMPLE PORTFOLIOS




-----------------------------------------------------------------------------
                                              BALANCED                  ALL
                                               TOWARD      GROWTH     EQUITY
            VARIABLE PORTFOLIOS                GROWTH       FOCUS      FOCUS
-------------------------------------------------------- ---------- ---------
 American Funds Global Growth                   12.0%       12.0%      17.0%
-------------------------------------------------------- ---------- ---------
 American Funds Growth                           9.0%       10.0%      10.0%
-------------------------------------------------------- ---------- ---------
 Corporate Bond                                  5.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Foreign Value                                  11.0%       15.0%      18.0%
-------------------------------------------------------- ---------- ---------
 Government and Quality Bond                    25.0%       20.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Growth Opportunities                            3.0%        5.0%       6.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Comstock Fund, Series II
  Shares                                         6.0%       10.0%      13.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Growth and Income Fund,
  Series II Shares                               5.0%       10.0%      12.0%
-------------------------------------------------------- ---------- ---------
 MFS Massachusetts Investors Trust               7.0%       10.0%      14.0%
-------------------------------------------------------- ---------- ---------
 MFS Total Return                               13.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Mid-Cap Growth                                  4.0%        8.0%      10.0%
-------------------------------------------------------- ---------- ---------
                                     TOTAL     100.0%      100.0%     100.0%
-------------------------------------------------------- ---------- ---------




The Models and Sample Portfolios listed above are those that are currently available. The Models and Sample Portfolios are reconfigured from time to time. However, once you invest in either a Model or Sample Portfolio, the percentages of your contract value allocated to each Variable Portfolio within a Model and Sample Portfolio will not be changed by us. If you purchased your contract prior to February 11, 2013, any subsequent Purchase Payments will be invested in the same Model or Sample Portfolio as your current investment and will not be invested in the Model or Sample Portfolio allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model and Sample Portfolio in line with your investment goals over time.



If you invested in a Model or Sample Portfolio prior to February 11, 2013, PLEASE SEE THE POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIOS APPENDIX BELOW, for additional information regarding the previous allocations of the Models or Sample Portfolio prior to that date.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.sunamerica.com), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2011 and within the previous twelve months (from August 17, 2010 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2011 must be submitted by U.S. Mail (from August 17, 2011 through August 16,
2012).

U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods;
(3) reject any Purchase Payment or transfer request; (4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect the optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a systematic, partial, or total withdrawal, and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you have elected the optional living benefit, you should consider the impact of your withdrawals on the benefit. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is the greater of:

     1) 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges; or

     2) The Maximum Annual Withdrawal Amount not yet withdrawn each contract year, if you elected a Living Benefit.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, or the Maximum Annual Withdrawal Amount, if allowed under the Living Benefit you elected, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal and the Accumulated Premium Breakpoint achieved based on the sum of all Purchase Payments. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features, if applicable. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract and your withdrawal charge based on your Accumulated Premium Breakpoint for the 3rd contract year is 4%. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 4% is the applicable percentage) [B x C=$4,000]
    D=Your full contract value ($86,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

If you elected an optional living benefit, withdrawals taken under the parameters of the feature that reduce contract value below the Minimum Contract Value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                             OPTIONAL LIVING BENEFIT
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OVERVIEW OF LIVING BENEFIT


The optional Living Benefit, SUNAMERICA INCOME BUILDER(R), is designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


You may elect the optional Living Benefit, which is a guaranteed minimum withdrawal benefit, for an additional fee. The Living Benefit may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefit offers additional protections, the additional fee associated with the benefit has the impact of reducing the net investment return.

Please read carefully the more detailed description of the Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE THE LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.


SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit.



The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available.


GENERAL INFORMATION APPLICABLE TO THE LIVING BENEFIT

You must invest in accordance with investment requirements outlined below.

The Living Benefit may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefit guarantees that only certain Purchase Payments received during the first contract year are included in the Income Base.

This optional Living Benefit is designed for individuals and spouses. Thus, if a contract is jointly owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2013, PLEASE SEE APPENDIX F FOR DETAILS REGARDING THOSE BENEFITS.


LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY

The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.


BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS
Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.

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                          FIRST CONTRACT YEAR
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                  100% of Purchase Payments received
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EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME CREDIT
An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


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    INCOME CREDIT               INCOME CREDIT AVAILABILITY
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         6%           Available during the first 12 Benefit
                      Years -- the Income Credit is eliminated in
                      years any withdrawal is taken
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INCOME CREDIT BASE
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD
The period of time over which we calculate the Income Credit.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

INVESTMENT REQUIREMENTS

We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME BUILDER?" below.


MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero. Currently, the Maximum Annual Withdrawal Percentage is the same as the Protected Income Payment Percentage.

PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


SUNAMERICA INCOME BUILDER



How does SunAmerica Income Builder work?


The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

What determines the amount I can receive each year?

The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

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      NUMBER OF COVERED PERSONS
         AND AGE OF COVERED              MAXIMUM ANNUAL       PROTECTED INCOME
    PERSON AT FIRST WITHDRAWAL*      WITHDRAWAL PERCENTAGE  PAYMENT PERCENTAGE
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 One Covered Person
 (Age 64 and Younger)                         4.0%                  4.0%
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 One Covered Person
 (Ages 65 and older)                          5.0%                  5.0%
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 Two Covered Persons
 (Age 64 and Younger)                         3.5%                  3.5%
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 Two Covered Persons
 (Ages 65 and older)                          4.5%                  4.5%
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    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.


Are there investment requirements if I elect SunAmerica Income Builder?



Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to any Fixed Account, if available, or to the Variable Portfolios when the guarantee period ends while the Living Benefit is active.


The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable, must be allocated by you in accordance with the investment requirements outlined below.

After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below. PLEASE SEE DOLLAR COST AVERAGING FIXED ACCOUNTS ABOVE for more information.


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 OPTION              INVESTMENT OPTIONS
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 Option 1            Invest 45% in the SunAmerica Dynamic Allocation Portfolio and
                     45% in the following Sample Portfolio:

                      - Balanced Toward Growth

                     or

                     Invest 45% in the SunAmerica Dynamic Allocation Portfolio and
                     45% in one of the three following Portfolio Allocator Models:

                      - Model A
                      - Model B
                      - Model C
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 Option 2            Invest 90% in one or more of the following Variable
                     Portfolios:

                      Cash Management
                      Corporate Bond
                      Global Bond
                      Government and Quality Bond
                      Real Return
                      SunAmerica Dynamic Allocation Portfolio
                      Total Return Bond
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How do my investment requirements impact my feature and contract?


Before you elect the Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with this Living Benefit meet your investment objectives and risk tolerance.


The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or the Fixed Account, if available. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the

Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.


We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME BUILDER?" BELOW.



What are the factors used to calculate SunAmerica Income Builder?



The benefit offered by SunAmerica Income Builder is calculated by considering the factors described below.


FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.

SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.


The Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.



SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person.


The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES

ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME BUILDER?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE


During the first Contract Year in which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE


Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME BUILDER?" BELOW.



What are the effects of withdrawals on SunAmerica Income Builder?


The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.


What is the fee for SunAmerica Income Builder?



The fee for SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).

The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.


Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME BUILDER FEE BELOW.


Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO THE OPTIONAL LIVING BENEFIT BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME BUILDER.


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   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO THE OPTIONAL LIVING BENEFIT
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When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.


The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES SUNAMERICA INCOME BUILDER WORK?" ABOVE.


If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

----------------------------------------------------------------------------------
              CANCELLATION                              CANCELLATION
            REQUEST RECEIVED                           EFFECTIVE DATE
----------------------------------------------------------------------------------
                 Years 1-5                      5th Benefit Year Anniversary
----------------------------------------------------------------------------------
                 Years 5+                   Benefit Quarter Anniversary following
                                           the receipt of the cancellation request
----------------------------------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 0.85%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may transfer funds among the Variable Portfolios, subject to the same limitations and restrictions that applied to the original Owner. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).

INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. Optional Living Benefits cannot be elected under the Inherited Account Program. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used for the standard death benefit, if you have elected the Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

STANDARD DEATH BENEFIT

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the contract is issued prior to your 86th birthday, the death benefit is the greater of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009.

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 81st birthday.

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. However, Domestic Partners, Same-Sex Spouses and non-spousal joint Owners who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the IRC. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original Owner. The Continuing Spouse may not terminate the optional Maximum Anniversary Value death benefit.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity

Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 0.95% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PREMIUM BASED CHARGE

A Premium Based Charge applies to all initial and subsequent Premiums you make to your contract and is deducted from your contract value on each Quarter Anniversary following the date each Premium is received by us. The Premium Based Charge equals a percentage of each Premium and is based on the Accumulated Premium Breakpoint achieved by the amount of the Premium or the sum of Premiums received by us, according to the table below.

Each Premium is subject to a Premium Based Charge during the period beginning on the first Quarter Anniversary following the date the Premium is received by us and continuing for a total of 28 Quarter Anniversaries (over a 7 year period). Once the Premium Based Charge has been deducted for 28 Quarter Anniversaries, the Premium is no longer subject to the Premium Based Charge.

The Accumulated Premium Breakpoint that determines the Premium Based Charge percentage applicable on the first Quarter Anniversary is determined by the sum of Premiums received during the first contract quarter.

     For example, if you make an initial Premium of $40,000 during the first contract quarter, on the first Quarter Anniversary, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Premium Based Charge percentage is 5.00%.

After the first Quarter Anniversary, the Accumulated Premium Breakpoint and Premium Based Charge percentage applicable to subsequent Premium(s) are determined by the sum of all Premiums previously received plus the subsequent Premium(s) when received by us. If the sum of Premiums results in a higher Accumulated Premium Breakpoint being achieved, the Premium Based Charge percentage applicable to the entire subsequent Premium will be based on the corresponding Accumulated Premium Breakpoint. Once a Premium Based Charge is set for a Premium, it is fixed for seven years and will not change for that Premium even if subsequent Premiums are received and/or withdrawals are taken.

     For example, assuming an initial Premium of $40,000, you make a subsequent Premium of $20,000 six months after the initial Premium. The sum of Premiums, $60,000, qualifies to meet the next Accumulated

     Premium Breakpoint of "$50,000 but less than $100,000" and the corresponding Premium Based Charge percentage of 4.50%. Therefore, the Premium Based Charge percentage for the entire $20,000 Premium would be 4.50%.


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                                                            Quarterly
                                                             Premium
                                                          Based Charge
 Accumulated Premium                   Premium            (over 7 Year
  Breakpoint                        Based Charge             Period)
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 Less than $50,000                      5.00%                0.1786%
 $50,000 but less than
  $100,000                              4.50%                0.1607%
 $100,000 but less than
  $250,000                              3.50%                0.1250%
 $250,000 but less than
  $500,000                              2.50%                0.0893%
 $500,000 but less than
  $1,000,000                            2.00%                0.0714%
 $100,000,000 or more                   1.25%                0.0446%

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If you fully surrender your contract, we will not deduct any remaining Premium Based Charge from the amount surrendered. We will not assess a Premium Based Charge when we pay a death benefit, when you switch to the Income Phase and when there are no Premiums subject to the Premium Based Charge.

WITHDRAWAL CHARGE

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment (also known as "Premium") you contribute to the contract. After a Premium has been in the contract for 7 complete years, a withdrawal charge no longer applies to that Premium. The withdrawal charge percentage declines over time for each Premium in the contract.

The Accumulated Premium Breakpoint schedule below is used to determine the Withdrawal Charge Schedule applicable to each Premium as determined on the day we receive the Premium. The withdrawal charge applies to each Premium for 7 years. The Withdrawal Charge Schedule, once determined, will not change for that Premium even if subsequent Premiums are made or withdrawals are taken.

Your initial Accumulated Premium Breakpoint is determined by the amount of your initial Premium. Thereafter, the Accumulated Premium Breakpoint and withdrawal charge schedule applicable to subsequent Premiums are determined by the sum of all Premiums previously received plus the subsequent premium(s) when received by us.

You may reduce the applicable percentage but not the duration of your Withdrawal Charge Schedule by adding subsequent Premiums which may also allow you to achieve a higher Accumulated Premium Breakpoint. If a portion of a subsequent Premium results in a sum of Premiums that achieves a higher Accumulated Premium Breakpoint, according to the table below, then that entire subsequent Premium will be subject to the Withdrawal Charge Schedule applicable to the corresponding Accumulated Premium Breakpoint.

     For example, if you make an initial Premium of $40,000, the Accumulated Premium Breakpoint achieved is "Less than $50,000" and the corresponding Withdrawal Charge Schedule over 7 years is "6%, 5%, 5%, 4%, 3%, 2%, 1%, 0%." If you make a subsequent Premium of $20,000 six months later, the sum of Premiums, $60,000, qualifies for the next Accumulated Premium Breakpoint of "$50,000 but less than $100,000." Therefore, the corresponding Withdrawal Charge Schedule over 7 years for the entire $20,000 subsequent Premium would be "5.5%, 5%, 5%, 4%, 3%, 2%, 1%, 0%."

The Accumulated Premium Breakpoints and corresponding Withdrawal Charge Schedules are listed below:

WITHDRAWAL CHARGE SCHEDULE


                                          ----------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                                            YEARS SINCE RECEIPT OF EACH PREMIUM
 ACCUMULATED
 PREMIUM
 BREAKPOINT                                  1        2        3        4        5        6        7        8+
----------------------------------------------------------------------------------------------------------------
 Less than $50,000                           6%       5%       5%       4%       3%       2%       1%       0%
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 $50,000 but less than $100,000             5.5%      5%       5%       4%       3%       2%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $100,000 but less than $250,000            4.5%      4%       4%       3%       3%       2%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $250,000 but less than $500,000            3.5%      3%       3%     2.25%      2%       2%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $500,000 but less than $1,000,000           3%       2%       2%      1.5%      1%       1%       1%       0%
----------------------------------------------------------------------------------------------------------------
 $1,000,000 or more                        2.25%     1.5%     1.5%      1%       1%     0.75%     0.5%      0%
----------------------------------------------------------------------------------------------------------------



When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, we reduce the withdrawn amount from the contract value by any applicable withdrawal charges. If you fully surrender your contract, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase. Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Fund. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Invesco Insurance Funds (Invesco Variable Insurance Funds), and Class 2 shares of American Funds Insurance Series and Franklin Templeton Variable Insurance Products Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

FOR MORE DETAILED INFORMATION ON THESE UNDERLYING FUND FEES, PLEASE REFER TO THE TRUST PROSPECTUSES.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year.

OPTIONAL LIVING BENEFIT FEE


The SunAmerica Income Builder Living Benefit fee will be calculated as a percentage of the Income Base for all years in which the Living Benefit is in effect. The fee depends on whether you elect to cover one or two lives.


The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

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                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
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 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX
C -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME BUILDER FEE BELOW.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 0.25% to 5.00% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                 OF THE CONTRACT
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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and SunAmerica Capital Services, Inc. ("SACS"), the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 0.25% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2011 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds. These fees are deducted directly from the assets of the Underlying Funds. PLEASE SEE EXPENSES ABOVE.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date, except as specified below for contracts issued in New York. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first business day of the month following your 95th birthday. For contracts issued in the state of New York prior to April 30, 2012, we have extended the Accumulation Phase to the first business day of the month following your 95th birthday.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS BASED ON THE INTERNAL REVENUE CODE ("IRC"), TREASURY REGULATIONS AND INTERPRETATIONS EXISTING AS OF THE DATE OF THIS PROSPECTUS AND GENERALLY DOES NOT ADDRESS STATE OR LOCAL TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE, NOR DOES IT INCLUDE ALL THE FEDERAL TAX RULES THAT MAY AFFECT YOU AND YOUR CONTRACT. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES FROM A QUALIFIED TAX ADVISOR. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. FEDERAL INCOME TAX TREATMENT OF THE CONTRACT IS SOMETIMES UNCERTAIN AND CONGRESS, THE INTERNAL REVENUE SERVICE ("IRS") AND/OR THE COURTS MAY MODIFY TAX LAWS AND TREATMENT RETROACTIVELY. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.

AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for qualifying higher education expenses or first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA) contract. Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer;
(3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with lesser IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new premiums (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or separate from service, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR

SunAmerica Capital Services, Inc. ("SACS"), Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. SACS, an affiliate of the Company, is a registered broker-dealer under the Securities Exchange

Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by SACS in connection with the distribution of the contracts.

THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), an affiliate of AGL, merged with and into AGL ("AGL Merger"). Before the AGL Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the AGL Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL. Accordingly, all references in the prospectus to SunAmerica Annuity as the issuer of the Contracts and owner of the separate account assets are amended to refer to AGL.

The AGL Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. You will receive a contract endorsement from AGL that reflects the change from SunAmerica Annuity to AGL. The AGL Merger also did not result in any adverse tax consequences for any contract Owners.

Until we update all the forms to reflect the SunAmerica Annuity merger into AGL, we may provide you with forms, statements or reports that still reflect SunAmerica Annuity as the issuer. You may also contact AGL at its Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-7862.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.

Effective December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica"), a former affiliate of US Life, merged with and into US Life ("US Life Merger"). Before the US Life Merger, contracts in New York were issued by First SunAmerica. Upon the US Life Merger, all contractual obligations of First SunAmerica became obligations of US Life.

The US Life Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from First SunAmerica to US Life. The US Life Merger also did not result in any adverse tax consequences for any contract Owners.

OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries and jurisdictions. AIG companies serve commercial, institutional and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

On September 22, 2008, AIG entered into a revolving credit facility ("FRBNY Credit Facility") with the Federal Reserve Bank of New York ("NY Fed"). On January 14, 2011, AIG completed a series of integrated transactions (the "Recapitalization") to recapitalize AIG. In the Recapitalization, AIG repaid the NY Fed approximately $21 billion in cash, representing complete repayment of all amounts owing under the FRBNY Credit Facility, and the facility was terminated. As a result of the Recapitalization, AIG was controlled by the Department of Treasury. As of December 14, 2012, the Department of Treasury sold its remaining shares of AIG Common Stock.

The transactions described above do not alter our obligations to you. More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.

OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Annuity Account Seven was a separate account of SunAmerica Annuity, originally established under Arizona law on August 28, 1998. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Annuity Account Seven was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase

Payments in accordance with specified investment parameters.

FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account and AIG are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS

The Company has received industry-wide regulatory inquiries, including a multi-state audit and market conduct examination covering compliance with unclaimed property laws and a directive from the New York Department of Financial Services regarding claims settlement practices and other related state regulatory inquiries. In the three months ended September 30, 2012, the Company, together with its life insurance company affiliates, worked to resolve multi-state examinations relating to the handling of unclaimed property and the use of the Social Security Administration Death Master File ("SSDMF") to identify death claims that have not been submitted to the Company or its insurance company affiliates, as the case may be, in the normal course of business. The final settlement of these examinations was announced on October 22, 2012. The Company is taking enhanced measures to, among other things, routinely match policyholder records with the SSDMF to determine if its insured parties, annuitants, or retained account holders have died and locate beneficiaries when a claim is payable.

Although the Company has reached final settlement on the multi-state examinations, it is possible that the settlement remediation requirements and/or remaining inquiries and other regulatory activity could result in the payment of additional death claims and additional escheatment of funds deemed abandoned under state laws. The Company believes that it has adequately reserved for such claims as of December 31, 2012, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.

In addition, the state of West Virginia has two lawsuits pending against the Company relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by the Company and by

American General Life and Accident Insurance Company (which merged into the Company on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

In addition, the Company invested a total of $490.7 million in WG Trading Company, L.P. ("WG Trading") in two separate transactions. The Company received back a total amount of $567.2 million from these investments. In August 2010, a court-appointed Receiver filed a lawsuit against the Company and other defendants seeking to recover any funds distributed in excess of the entities' investments. The Receiver asserts that WG Trading and WG Trading Investors, L.P. were operated as a "ponzi" scheme.

There are no pending legal proceedings affecting Variable Annuity Account Seven and FS Variable Separate Account. Various lawsuits against AGL and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of AGL and US Life, such as through financial examinations, market conduct exams or regulatory inquiries. As of December 31, 2012, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   CONTENTS OF
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company
General Account
Information Regarding the Use of the Volatility Index ("VIX")
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing Payments
Distribution of Contracts
Financial Statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
                          [TO BE UPDATED BY AMENDMENT]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                         (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.186
                                                                                    (b)$9.027
          Ending AUV............................................................    (a)$8.071
                                                                                    (b)$7.920
          Ending Number of AUs..................................................    (a)6,372
                                                                                    (b)1,192
-----------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$8.868
                                                                                    (b)$8.643
          Ending AUV............................................................    (a)$7.973
                                                                                    (b)$7.761
          Ending Number of AUs..................................................    (a)1,215
                                                                                    (b)753
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$17.947
                                                                                    (b)$17.578
          Ending AUV............................................................    (a)$16.830
                                                                                    (b)$16.462
          Ending Number of AUs..................................................    (a)65,422
                                                                                    (b)42,796
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$26.449
                                                                                    (b)$25.903
          Ending AUV............................................................    (a)$21.959
                                                                                    (b)$21.466
          Ending Number of AUs..................................................    (a)270,895
                                                                                    (b)102,392
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$22.729
                                                                                    (b)$22.255
          Ending AUV............................................................    (a)$19.852
                                                                                    (b)$19.399
          Ending Number of AUs..................................................    (a)159,147
                                                                                    (b)59,818
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$18.541
                                                                                    (b)$18.138
          Ending AUV............................................................    (a)$16.840
                                                                                    (b)$16.466
          Ending Number of AUs..................................................    (a)62,260
                                                                                    (b)28,809
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$16.239
                                                                                    (b)$15.831
          Ending AUV............................................................    (a)$15.279
                                                                                    (b)$14.893
          Ending Number of AUs..................................................    (a)30,480
                                                                                    (b)9,141
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.666
                                                                                    (b)$10.329
          Ending AUV............................................................    (a)$10.211
                                                                                    (b)$9.877
          Ending Number of AUs..................................................    (a)45,572
                                                                                    (b)22,478
-----------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$6.662
                                                                                    (b)$6.449
          Ending AUV............................................................    (a)$5.841
                                                                                    (b)$5.647
          Ending Number of AUs..................................................    (a)47,145
                                                                                    (b)15,429
-----------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$19.597
                                                                                    (b)$19.084
          Ending AUV............................................................    (a)$15.803
                                                                                    (b)$15.371
          Ending Number of AUs..................................................    (a)87,337
                                                                                    (b)33,688
-----------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$8.353
                                                                                    (b)$8.137
          Ending AUV............................................................    (a)$7.600
                                                                                    (b)$7.392
          Ending Number of AUs..................................................    (a)4,175
                                                                                    (b)1,880
-----------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.571
                                                                                    (b)$11.229
          Ending AUV............................................................    (a)$11.462
                                                                                    (b)$11.109
          Ending Number of AUs..................................................    (a)86,712
                                                                                    (b)6,946
-----------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$20.639
                                                                                    (b)$20.110
          Ending AUV............................................................    (a)$20.981
                                                                                    (b)$20.411
          Ending Number of AUs..................................................    (a)209,299
                                                                                    (b)76,302
-----------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$15.617
                                                                                    (b)$15.218
          Ending AUV............................................................    (a)$13.819
                                                                                    (b)$13.442
          Ending Number of AUs..................................................    (a)105,832
                                                                                    (b)46,028
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$16.246
                                                                                    (b)$15.829
          Ending AUV............................................................    (a)$16.665
                                                                                    (b)$16.210
          Ending Number of AUs..................................................    (a)2,212
                                                                                    (b)720
-----------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$30.757
                                                                                    (b)$30.036
          Ending AUV............................................................    (a)$21.511
                                                                                    (b)$20.985
          Ending Number of AUs..................................................    (a)14,205
                                                                                    (b)4,925
-----------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.830
                                                                                    (b)$12.508
          Ending AUV............................................................    (a)$12.055
                                                                                    (b)$11.747
          Ending Number of AUs..................................................    (a)549
                                                                                    (b)256
-----------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.932
                                                                                    (b)$10.797
          Ending AUV............................................................    (a)$8.512
                                                                                    (b)$8.394
          Ending Number of AUs..................................................    (a)835,489
                                                                                    (b)317,609
-----------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.401
                                                                                    (b)$11.330
          Ending AUV............................................................    (a)$10.781
                                                                                    (b)$10.702
          Ending Number of AUs..................................................    (a)90,666
                                                                                    (b)54,410
-----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.236
                                                                                    (b)$10.159
          Ending AUV............................................................    (a)$9.184
                                                                                    (b)$9.094
          Ending Number of AUs..................................................    (a)24,669
                                                                                    (b)16,233
-----------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$7.776
                                                                                    (b)$7.534
          Ending AUV............................................................    (a)$6.690
                                                                                    (b)$6.478
          Ending Number of AUs..................................................    (a)914
                                                                                    (b)2,619
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$17.798
                                                                                    (b)$17.353
          Ending AUV............................................................    (a)$18.000
                                                                                    (b)$17.517
          Ending Number of AUs..................................................    (a)54,780
                                                                                    (b)29,682
-----------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.629
                                                                                    (b)$10.397
          Ending AUV............................................................    (a)$8.628
                                                                                    (b)$8.427
          Ending Number of AUs..................................................    (a)4,043
                                                                                    (b)339
-----------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$16.109
                                                                                    (b)$15.704
          Ending AUV............................................................    (a)$16.858
                                                                                    (b)$16.406
          Ending Number of AUs..................................................    (a)534,665
                                                                                    (b)215,470
-----------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$7.018
                                                                                    (b)$7.243
          Ending AUV............................................................    (a)$5.992
                                                                                    (b)$6.175
          Ending Number of AUs..................................................    (a)184,748
                                                                                    (b)57,026
-----------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.475
                                                                                    (b)$13.113
          Ending AUV............................................................    (a)$11.594
                                                                                    (b)$11.266
          Ending Number of AUs..................................................    (a)6,968
                                                                                    (b)3,009
-----------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.848
                                                                                    (b)$9.550
          Ending AUV............................................................    (a)$9.621
                                                                                    (b)$9.319
          Ending Number of AUs..................................................    (a)122,533
                                                                                    (b)48,299
-----------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$17.044
                                                                                    (b)$16.634
          Ending AUV............................................................    (a)$16.585
                                                                                    (b)$16.160
          Ending Number of AUs..................................................    (a)25,720
                                                                                    (b)16,822
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.002
                                                                                    (b)$9.757
          Ending AUV............................................................    (a)$7.748
                                                                                    (b)$7.551
          Ending Number of AUs..................................................    (a)4,630
                                                                                    (b)3,042
-----------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.601
                                                                                    (b)$12.288
          Ending AUV............................................................    (a)$9.805
                                                                                    (b)$9.552
          Ending Number of AUs..................................................    (a)2,783
                                                                                    (b)7,614
-----------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.278
                                                                                    (b)$12.033
          Ending AUV............................................................    (a)$10.563
                                                                                    (b)$10.337
          Ending Number of AUs..................................................    (a)3,172
                                                                                    (b)2,616
-----------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$14.357
                                                                                    (b)$14.024
          Ending AUV............................................................    (a)$12.778
                                                                                    (b)$12.460
          Ending Number of AUs..................................................    (a)422,878
                                                                                    (b)166,297
-----------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$16.204
                                                                                    (b)$15.799
          Ending AUV............................................................    (a)$14.484
                                                                                    (b)$14.102
          Ending Number of AUs..................................................    (a)487,187
                                                                                    (b)196,752
-----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.438
                                                                                    (b)$13.140
          Ending AUV............................................................    (a)$11.716
                                                                                    (b)$11.440
          Ending Number of AUs..................................................    (a)61,706
                                                                                    (b)20,038
-----------------------------------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares**
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$15.990
                                                                                    (b)$15.634
          Ending AUV............................................................    (a)$13.869
                                                                                    (b)$13.544
          Ending Number of AUs..................................................    (a)24,441
                                                                                    (b)8,043
-----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

 * On or about May 1, 2013, the Invesco Van Kampen V.I. American Franchise Fund was renamed as the Invesco V.I. American Franchise Fund, the Invesco Van Kampen V.I. Comstock Fund was renamed as the Invesco V.I. Comstock Fund, and the Invesco Van Kampen V.I. Growth and Income Fund was renamed as the Invesco V.I. Growth and Income Fund.

** On May 1, 2012, the Lord Abbett Mid Cap Value Variable Portfolio was renamed Lord Abbett Mid Cap Stock.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.965
                                                                                    (b)$10.829
          Ending AUV............................................................    (a)$9.987
                                                                                    (b)$9.851
          Ending Number of AUs..................................................    (a)32,760
                                                                                    (b)10,869
-----------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.937
                                                                                    (b)$11.493
          Ending AUV............................................................    (a)$10.731
                                                                                    (b)$10.313
          Ending Number of AUs..................................................    (a)374,486
                                                                                    (b)152,649
-----------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$17.107
                                                                                    (b)$16.673
          Ending AUV............................................................    (a)$16.312
                                                                                    (b)$15.869
          Ending Number of AUs..................................................    (a)56,871
                                                                                    (b)23,457
-----------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.022
                                                                                    (b)$10.745
          Ending AUV............................................................    (a)$9.342
                                                                                    (b)$9.092
          Ending Number of AUs..................................................    (a)296,738
                                                                                    (b)117,515
-----------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.331
                                                                                    (b)$13.169
          Ending AUV............................................................    (a)$9.732
                                                                                    (b)$9.599
          Ending Number of AUs..................................................    (a)13,784
                                                                                    (b)11,311
-----------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$30.525
                                                                                    (b)$29.758
          Ending AUV............................................................    (a)$29.272
                                                                                    (b)$28.498
          Ending Number of AUs..................................................    (a)34,676
                                                                                    (b)12,111
-----------------------------------------------------------------------------------------------
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.949
                                                                                    (b)$11.971
          Ending AUV............................................................    (a)$12.229
                                                                                    (b)$12.234
          Ending Number of AUs..................................................    (a)208,508
                                                                                    (b)77,601
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
          AGL (FORMERLY SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY)
                   (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.742
                                                                                    (b)$12.582
          Ending AUV............................................................    (a)$10.739
                                                                                    (b)$10.587
          Ending Number of AUs..................................................    (a)177,599
                                                                                    (b)66,272
-----------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.762
                                                                                    (b)$10.628
          Ending AUV............................................................    (a)$9.644
                                                                                    (b)$9.508
          Ending Number of AUs..................................................    (a)223,090
                                                                                    (b)83,489
-----------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$2.535
                                                                                    (b)$2.441
          Ending AUV............................................................    (a)$2.264
                                                                                    (b)$2.185
          Ending Number of AUs..................................................    (a)15,580
                                                                                    (b)476
-----------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.961
                                                                                    (b)$12.652
          Ending AUV............................................................    (a)$12.212
                                                                                    (b)$11.910
          Ending Number of AUs..................................................    (a)2,103
                                                                                    (b)2,187
-----------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$18.838
                                                                                    (b)$18.374
          Ending AUV............................................................    (a)$19.529
                                                                                    (b)$19.022
          Ending Number of AUs..................................................    (a)651,411
                                                                                    (b)255,924
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
                          [TO BE UPDATED BY AMENDMENT]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.186
                                                                                    (b)$9.027
          Ending AUV............................................................    (a)$8.071
                                                                                    (b)$7.920
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$8.868
                                                                                    (b)$8.643
          Ending AUV............................................................    (a)$7.973
                                                                                    (b)$7.761
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$17.947
                                                                                    (b)$17.578
          Ending AUV............................................................    (a)$16.830
                                                                                    (b)$16.462
          Ending Number of AUs..................................................    (a)1,637
                                                                                    (b)174
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$26.449
                                                                                    (b)$25.903
          Ending AUV............................................................    (a)$21.959
                                                                                    (b)$21.466
          Ending Number of AUs..................................................    (a)4,914
                                                                                    (b)2,284
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$22.729
                                                                                    (b)$22.255
          Ending AUV............................................................    (a)$19.852
                                                                                    (b)$19.399
          Ending Number of AUs..................................................    (a)2,492
                                                                                    (b)983
-----------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME - AFIS Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$18.541
                                                                                    (b)$18.138
          Ending AUV............................................................    (a)$16.840
                                                                                    (b)$16.466
          Ending Number of AUs..................................................    (a)567
                                                                                    (b)958
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$16.239
                                                                                    (b)$15.831
          Ending AUV............................................................    (a)$15.279
                                                                                    (b)$14.893
          Ending Number of AUs..................................................    (a)2,948
                                                                                    (b)0
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.666
                                                                                    (b)$10.329
          Ending AUV............................................................    (a)$10.211
                                                                                    (b)$9.877
          Ending Number of AUs..................................................    (a)4,062
                                                                                    (b)337
-----------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$6.662
                                                                                    (b)$6.449
          Ending AUV............................................................    (a)$5.841
                                                                                    (b)$5.647
          Ending Number of AUs..................................................    (a)846
                                                                                    (b)961
-----------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$19.597
                                                                                    (b)$19.084
          Ending AUV............................................................    (a)$15.803
                                                                                    (b)$15.371
          Ending Number of AUs..................................................    (a)1,684
                                                                                    (b)858
-----------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$8.353
                                                                                    (b)$8.137
          Ending AUV............................................................    (a)$7.600
                                                                                    (b)$7.392
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.571
                                                                                    (b)$11.229
          Ending AUV............................................................    (a)$11.462
                                                                                    (b)$11.109
          Ending Number of AUs..................................................    (a)1
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$20.639
                                                                                    (b)$20.110
          Ending AUV............................................................    (a)$20.981
                                                                                    (b)$20.411
          Ending Number of AUs..................................................    (a)5,806
                                                                                    (b)2,224
-----------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$15.617
                                                                                    (b)$15.218
          Ending AUV............................................................    (a)$13.819
                                                                                    (b)$13.442
          Ending Number of AUs..................................................    (a)2,763
                                                                                    (b)1,615
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$16.246
                                                                                    (b)$15.829
          Ending AUV............................................................    (a)$16.665
                                                                                    (b)$16.210
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$30.757
                                                                                    (b)$30.036
          Ending AUV............................................................    (a)$21.511
                                                                                    (b)$20.985
          Ending Number of AUs..................................................    (a)117
                                                                                    (b)222
-----------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.830
                                                                                    (b)$12.508
          Ending AUV............................................................    (a)$12.055
                                                                                    (b)$11.747
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.932
                                                                                    (b)$10.797
          Ending AUV............................................................    (a)$8.512
                                                                                    (b)$8.394
          Ending Number of AUs..................................................    (a)16,369
                                                                                    (b)6,390
-----------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.401
                                                                                    (b)$11.330
          Ending AUV............................................................    (a)$10.781
                                                                                    (b)$10.702
          Ending Number of AUs..................................................    (a)3,517
                                                                                    (b)353
-----------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.236
                                                                                    (b)$10.159
          Ending AUV............................................................    (a)$9.184
                                                                                    (b)$9.094
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$7.776
                                                                                    (b)$7.534
          Ending AUV............................................................    (a)$6.690
                                                                                    (b)$6.478
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$17.798
                                                                                    (b)$17.353
          Ending AUV............................................................    (a)$18.000
                                                                                    (b)$17.517
          Ending Number of AUs..................................................    (a)1,289
                                                                                    (b)530
-----------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.629
                                                                                    (b)$10.397
          Ending AUV............................................................    (a)$8.628
                                                                                    (b)$8.427
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$16.109
                                                                                    (b)$15.704
          Ending AUV............................................................    (a)$16.858
                                                                                    (b)$16.406
          Ending Number of AUs..................................................    (a)10,559
                                                                                    (b)3,150
-----------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$7.018
                                                                                    (b)$7.243
          Ending AUV............................................................    (a)$5.992
                                                                                    (b)$6.175
          Ending Number of AUs..................................................    (a)5,074
                                                                                    (b)3,270
-----------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.475
                                                                                    (b)$13.113
          Ending AUV............................................................    (a)$11.594
                                                                                    (b)$11.266
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$9.848
                                                                                    (b)$9.550
          Ending AUV............................................................    (a)$9.621
                                                                                    (b)$9.319
          Ending Number of AUs..................................................    (a)3,934
                                                                                    (b)3,413
-----------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$17.044
                                                                                    (b)$16.634
          Ending AUV............................................................    (a)$16.585
                                                                                    (b)$16.160
          Ending Number of AUs..................................................    (a)1,043
                                                                                    (b)766
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.002
                                                                                    (b)$9.757
          Ending AUV............................................................    (a)$7.748
                                                                                    (b)$7.551
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.601
                                                                                    (b)$12.288
          Ending AUV............................................................    (a)$9.805
                                                                                    (b)$9.552
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.278
                                                                                    (b)$12.033
          Ending AUV............................................................    (a)$10.563
                                                                                    (b)$10.337
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$14.357
                                                                                    (b)$14.024
          Ending AUV............................................................    (a)$12.778
                                                                                    (b)$12.460
          Ending Number of AUs..................................................    (a)8,108
                                                                                    (b)2,445
-----------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME, CLASS II SHARES - AVIF*
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$16.204
                                                                                    (b)$15.799
          Ending AUV............................................................    (a)$14.484
                                                                                    (b)$14.102
          Ending Number of AUs..................................................    (a)8,601
                                                                                    (b)3,923
-----------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.438
                                                                                    (b)$13.140
          Ending AUV............................................................    (a)$11.716
                                                                                    (b)$11.440
          Ending Number of AUs..................................................    (a)1,565
                                                                                    (b)882
-----------------------------------------------------------------------------------------------
LORD ABBETT MID CAP STOCK - LASF Class VC Shares**
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$15.990
                                                                                    (b)$15.634
          Ending AUV............................................................    (a)$13.869
                                                                                    (b)$13.544
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

 * On or about May 1, 2013, the Invesco Van Kampen V.I. American Franchise Fund was renamed as the Invesco V.I. American Franchise Fund, the Invesco Van Kampen V.I. Comstock Fund was renamed as the Invesco V.I. Comstock Fund, and the Invesco Van Kampen V.I. Growth and Income Fund was renamed as the Invesco V.I. Growth and Income Fund.

** On May 1, 2012, the Lord Abbett Mid Cap Value Variable Portfolio was renamed Lord Abbett Mid Cap Stock.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.965
                                                                                    (b)$10.829
          Ending AUV............................................................    (a)$9.987
                                                                                    (b)$9.851
          Ending Number of AUs..................................................    (a)880
                                                                                    (b)474
-----------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.937
                                                                                    (b)$11.493
          Ending AUV............................................................    (a)$10.731
                                                                                    (b)$10.313
          Ending Number of AUs..................................................    (a)8,357
                                                                                    (b)3,130
-----------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$17.107
                                                                                    (b)$16.673
          Ending AUV............................................................    (a)$16.312
                                                                                    (b)$15.869
          Ending Number of AUs..................................................    (a)2,677
                                                                                    (b)210
-----------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.022
                                                                                    (b)$10.745
          Ending AUV............................................................    (a)$9.342
                                                                                    (b)$9.092
          Ending Number of AUs..................................................    (a)4,767
                                                                                    (b)1,501
-----------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$13.331
                                                                                    (b)$13.169
          Ending AUV............................................................    (a)$9.732
                                                                                    (b)$9.599
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$30.525
                                                                                    (b)$29.758
          Ending AUV............................................................    (a)$29.272
                                                                                    (b)$28.498
          Ending Number of AUs..................................................    (a)952
                                                                                    (b)545
-----------------------------------------------------------------------------------------------
REAL RETURN - Seasons Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$11.949
                                                                                    (b)$11.971
          Ending AUV............................................................    (a)$12.229
                                                                                    (b)$12.234
          Ending Number of AUs..................................................    (a)6,089
                                                                                    (b)3,354
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                     INCEPTION
VARIABLE PORTFOLIOS                                                                 TO 12/31/11
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
SMALL AND MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.742
                                                                                    (b)$12.582
          Ending AUV............................................................    (a)$10.739
                                                                                    (b)$10.587
          Ending Number of AUs..................................................    (a)5,145
                                                                                    (b)2,784
-----------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$10.762
                                                                                    (b)$10.628
          Ending AUV............................................................    (a)$9.644
                                                                                    (b)$9.508
          Ending Number of AUs..................................................    (a)3,867
                                                                                    (b)2,264
-----------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$2.535
                                                                                    (b)$2.441
          Ending AUV............................................................    (a)$2.264
                                                                                    (b)$2.185
          Ending Number of AUs..................................................    (a)0
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$12.961
                                                                                    (b)$12.652
          Ending AUV............................................................    (a)$12.212
                                                                                    (b)$11.910
          Ending Number of AUs..................................................    (a)736
                                                                                    (b)0
-----------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 5/2/11)
          Beginning AUV.........................................................    (a)$18.838
                                                                                    (b)$18.374
          Ending AUV............................................................    (a)$19.529
                                                                                    (b)$19.022
          Ending Number of AUs..................................................    (a)14,337
                                                                                    (b)5,256
-----------------------------------------------------------------------------------------------


AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Maximum Anniversary Value Death Benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION              STATES
------------------------------------------------------------------------------------
 Administration Charge      Contract Maintenance Fee is $30.          New Mexico
------------------------------------------------------------------------------------
 Administrative Charge      Charge will be deducted pro-rata from     New York
                            Variable Portfolios only.                 Oregon
                                                                      Texas
                                                                      Washington
------------------------------------------------------------------------------------
 Annuity Date               You may begin the Income Phase any time   Florida
                            after your first contract anniversary.
------------------------------------------------------------------------------------
 Annuity Date               You may begin the Income Phase any time   New York
                            after 13 months after contract issue.
------------------------------------------------------------------------------------
 Free Look                  If you are age 65 or older on the         Arizona
                            contract issue date, the Free Look
                            period is 30 days.
------------------------------------------------------------------------------------
 Free Look                  If you are age 60 or older on the         California
                            contract issue date, the Free Look
                            period is 30 days.
------------------------------------------------------------------------------------
 Free Look                  If you are age 64 and under on the        Florida
                            contract issue date, the Free Look
                            period is 14 days and if you are age 65
                            and older on the contract issue date,
                            the Free Look period is 21 days.
------------------------------------------------------------------------------------
 Free Look                  The Free Look period is 20 days.          Idaho
                                                                      North Dakota
                                                                      Rhode Island
                                                                      Texas
------------------------------------------------------------------------------------
 Free Look                  The Free Look amount is calculated as     New York
                            the greater of (1) Purchase Payments or
                            (2) the value of your contract on the
                            day we receive your request in Good
                            Order at the Annuity Service Center.
------------------------------------------------------------------------------------
 Minimum Contract Value     The minimum remaining contract value      Texas
                            after a partial withdrawal must be
                            $2,000.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0.50%    California
                            for Qualified contracts and 2.35% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Maine
                            Qualified contracts and 2.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Nevada
                            Qualified contracts and 3.5% for Non-
                            Qualified contracts based on contract
                            value when you begin the Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                For the first $500,000 in the contract,   South Dakota
                            we deduct premium tax charges of 0% for
                            Qualified contracts and 1.25% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct
                            front-end premium tax charges of 0% for
                            Qualified contracts and 0.80% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 1.0%     West Virginia
                            for Qualified contracts and 1.0% for
                            Non-Qualified contracts based on
                            contract value when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Premium Tax                We deduct premium tax charges of 0% for   Wyoming
                            Qualified contracts and 1.0% for Non-
                            Qualified contracts based on total
                            Purchase Payments when you begin the
                            Income Phase.
------------------------------------------------------------------------------------
 Purchase Payment Age       The Purchase Payment Age Limit is the     Washington
 Limit                      later of three years after contract
                            issue or attained age 63 but not after
                            the Owner's 86th birthday.
------------------------------------------------------------------------------------
 SunAmerica Income          Charge will be deducted pro-rata from     New York
 Builder                    Variable Portfolios only.                 Oregon
                                                                      Texas
                                                                      Washington
------------------------------------------------------------------------------------
 Transfer Privilege         Any transfer over the limit of 15 will    Pennsylvania
                            incur a $10 transfer fee.                 Texas
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDIX C - FORMULA FOR CALCULATING AND EXAMPLE OF THE  SUNAMERICA INCOME
                                   BUILDER FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The fee for SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------


* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

EXAMPLE


ASSUME YOU ELECT SUNAMERICA INCOME BUILDER FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS
FOLLOWS:


--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------


* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE AVERAGE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                 AVERAGE     CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------


IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX D - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



The following examples demonstrate how Purchase Payments invested and withdrawals taken from the contract affect the values and benefits of these living benefit features. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.



The examples below apply to SunAmerica Income Builder (one Covered Person).



EXAMPLE 1: INITIAL VALUES



The values shown below are based on the following assumptions:



     - Benefit Effective Date = contract issue date



     - Initial Purchase Payment = $100,000



     - Covered Person = Owner age 65 on the Benefit Effective Date



     - Maximum Annual Withdrawal Percentage = 5%



------------------------------------------------------------------------------------------------------
                                                                                              MAXIMUM
                                      PURCHASE   ELIGIBLE                          INCOME     ANNUAL
                                      PAYMENT    PURCHASE   CONTRACT    INCOME     CREDIT   WITHDRAWAL
                AS OF                 INVESTED   PAYMENT     VALUE       BASE       BASE      AMOUNT
------------------------------------------------------------------------------------------------------
       Benefit Effective Date         $100,000   $100,000   $100,000   $100,000   $100,000    $5,000
------------------------------------------------------------------------------------------------------




     - Income Base = Initial Purchase Payment = $100,000



     - Income Credit Base = Initial Purchase Payment = $100,000



     - Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage
       = $100,000 x 5% = $5,000



EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES



The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:



     - Subsequent Purchase Payment invested in the first contract year =
       $150,000



     - Subsequent Purchase Payment invested in the second contract year =
       $10,000



     - No withdrawals taken in the first 3 contract years



-------------------------------------------------------------------------------------------------------------------------
                                                                                                                 MAXIMUM
                          PURCHASE  ELIGIBLE  INELIGIBLE   ASSUMED                          INCOME               ANNUAL
                           PAYMENT  PURCHASE   PURCHASE   CONTRACT  ANNIVERSARY   INCOME    CREDIT    INCOME   WITHDRAWAL
          AS OF           INVESTED   PAYMENT    PAYMENT     VALUE      VALUE       BASE      BASE     CREDIT     AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 Benefit Effective Date   $100,000  $100,000      $0      $100,000       --      $100,000  $100,000     --       $5,000
-------------------------------------------------------------------------------------------------------------------------
         Year 1           $150,000  $150,000      $0      $245,000       --      $250,000  $250,000     --       $12,500
-------------------------------------------------------------------------------------------------------------------------
     1st Anniversary         --        --         --      $270,000    $270,000   $270,000  $270,000   $15,000    $13,500
-------------------------------------------------------------------------------------------------------------------------
         Year 2            $10,000     --       $10,000   $290,000       --      $270,000  $270,000     --       $13,500
-------------------------------------------------------------------------------------------------------------------------
     2nd Anniversary         --        --         --      $297,000    $287,000   $287,000  $287,000   $16,200    $14,350
-------------------------------------------------------------------------------------------------------------------------
     3rd Anniversary         --        --         --      $320,000    $310,000   $310,000  $310,000   $17,220    $15,500
-------------------------------------------------------------------------------------------------------------------------




     Eligible Purchase Payments:



       - First contract year = $250,000 ($100,000 + $150,000 = $250,000)



     Ineligible Purchase Payments:



       - Second contract year = $10,000 (Purchase Payment received after the first year)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:



     - The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Eligible Purchase Payment is received.



       - In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to $12,500
         ($250,000 x 5%)



The values of the feature are impacted by attaining the highest Anniversary Values as follows:



     - The Income Base and Income Credit Base are increased to the highest Anniversary on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount
       (MAWA) is recalculated based on the value of the new Income Base.



       - On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000
         Income Credit); and the MAWA was increased to $13,500 ($270,000 x 5%).



       - On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($297,000 less Ineligible Purchase Payment of $10,000 = $287,000, which is greater than $270,000 + $16,200 Income
         Credit); and the MAWA was increased to $14,350 ($287,000 x 5%).



       - On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($320,000 less Ineligible Purchase Payment of $10,000 = $310,000, which is greater than $287,000 + $17,220 Income
         Credit) and the MAWA was increased to $15,500 ($310,000 x 5%).



EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT



The values shown below are based on the assumptions stated in the Examples 1 and 2 above, in addition to the following:



     - Withdrawals of 5% of Income Base taken in the fourth and fifth contract years



----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                                             ASSUMED                                   INCOME                      ANNUAL
                             WITHDRAWAL     CONTRACT     ANNIVERSARY     INCOME        CREDIT        INCOME      WITHDRAWAL
           AS OF                TAKEN         VALUE         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
      3rd Anniversary            --         $320,000      $310,000      $310,000      $310,000       $17,220       $15,500
----------------------------------------------------------------------------------------------------------------------------
          Year 4               $15,500      $322,000         --         $310,000      $310,000         --          $15,500
----------------------------------------------------------------------------------------------------------------------------
      4th Anniversary            --         $321,000      $311,000      $311,000      $311,000         $0          $15,550
----------------------------------------------------------------------------------------------------------------------------
          Year 5               $15,550      $312,000         --         $311,000      $311,000         --          $15,550
----------------------------------------------------------------------------------------------------------------------------
      5th Anniversary            --         $305,000      $295,000      $311,000      $311,000         $0          $15,550
----------------------------------------------------------------------------------------------------------------------------




     - In year 4, $15,500 was withdrawn ($310,000 x 5%).



     - In year 5, $15,550 was withdrawn ($311,000 x 5%).



The values of the feature are impacted by withdrawals taken as follows:



     - The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than or equal to the Maximum Annual Withdrawal Amount (MAWA).



       - In year 4, $15,500 was withdrawn and is equal to the MAWA of $15,500.



       - In year 5, $15,550 was withdrawn and is equal to the MAWA of $15,550.



     - The Income Credit Percentage used to determine the amounts of the Income Credit added on the 4th and 5th anniversaries were reduced to zero once any withdrawal was taken in the benefit year.



                               Income Credit = $0



NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of Eligible Purchase Payments and when the Income Base is increased to the highest Anniversary Value (as shown in Example 2 above).

EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)



The values shown below are based on the assumptions stated in the Examples 1, 2 and 3 above, in addition to the following:



     - Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.



----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MAXIMUM
                                             ASSUMED                                   INCOME                      ANNUAL
                             WITHDRAWAL     CONTRACT     ANNIVERSARY     INCOME        CREDIT        INCOME      WITHDRAWAL
           AS OF                TAKEN         VALUE         VALUE         BASE          BASE         CREDIT        AMOUNT
----------------------------------------------------------------------------------------------------------------------------
      5th Anniversary            --         $305,000      $295,000      $311,000      $311,000         $0          $15,550
----------------------------------------------------------------------------------------------------------------------------
          Year 6               $24,880      $280,000         --         $300,975      $300,975         --          $15,049
----------------------------------------------------------------------------------------------------------------------------
      6th Anniversary            --         $290,000      $280,000      $300,975      $300,975         $0          $15,049
----------------------------------------------------------------------------------------------------------------------------
          Year 7               $24,078      $260,000         --         $291,091      $291,091         --          $14,555
----------------------------------------------------------------------------------------------------------------------------
      7th Anniversary            --         $230,000      $220,000      $291,091      $291,091         $0          $14,555
----------------------------------------------------------------------------------------------------------------------------




The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:



     - The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.



       - In year 6, the reduction proportion is 3.2234% ([$24,880 - $15,550] / [$305,000 - $15,550]); the reduced Income Base is $300,975 ($311,000 x
         [1 - 3.2234%]); and the reduced Income Credit Base is $300,975 ($311,000 x [1 - 3.2234%]).



       - In year 7, the reduction proportion is 3.2839% ([$24,078 - $15,049] / [$290,000 - $15,049]); the reduced Income Base is $291,091 ($300,975 x
         [1 - 3.2839%]); and the reduced Income Credit Base is $291,091 ($300,975 x [1 - 3.2839%]).



     - The Income Credit Percentage is reduced to 0% because the withdrawal was taken.



     - The MAWA is recalculated based on the reduced Income Base.



EXAMPLE 5: PROTECTED INCOME PAYMENT



The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:



     - Contract value as shown and reduced in $0 in Year 11 due to market conditions.



     - No withdrawals taken after the seventh contract year.



----------------------------------------------------------------------------------------------------------------------------
                                                                                                     MAXIMUM
                               ASSUMED                                                               ANNUAL       PROTECTED
                              CONTRACT     ANNIVERSARY     INCOME        INCOME        INCOME      WITHDRAWAL      INCOME
           AS OF                VALUE         VALUE         BASE       CREDIT BASE     CREDIT        AMOUNT        PAYMENT
----------------------------------------------------------------------------------------------------------------------------
      7th Anniversary         $230,000      $220,000      $291,091      $291,091         $0          $14,555         --
----------------------------------------------------------------------------------------------------------------------------
      8th Anniversary         $150,000      $140,000      $308,557      $291,091       $17,465       $15,428         --
----------------------------------------------------------------------------------------------------------------------------
      9th Anniversary         $100,000       $90,000      $326,022      $291,091       $17,465       $16,301         --
----------------------------------------------------------------------------------------------------------------------------
     10th Anniversary          $50,000       $40,000      $343,488      $291,091       $17,465       $17,174         --
----------------------------------------------------------------------------------------------------------------------------
          Year 11                $0            $0         $343,488      $291,091         --          $17,174         --
----------------------------------------------------------------------------------------------------------------------------
     11th Anniversary            $0            $0         $343,488      $291,091         --            --          $17,174
----------------------------------------------------------------------------------------------------------------------------




     - The Protected Income Payment of $17,174 ($343,488 x 5%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX E - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DETAILS THE DEATH BENEFIT PAYABLE UPON THE CONTINUING SPOUSE'S DEATH. THE DEATH BENEFIT WE WILL PAY TO THE NEW BENEFICIARY CHOSEN BY THE CONTINUING SPOUSE VARIES DEPENDING ON WHETHER THE LIVING BENEFIT WAS ELECTED, THE DEATH BENEFIT ELECTED, THE AGE OF THE CONTINUING SPOUSE AS OF THE CONTINUATION DATE AND THE CONTINUING SPOUSE'S DATE OF DEATH.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Purchase Payment" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if the Living Benefit had been elected, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on the amount of the withdrawal. If cumulative withdrawals for the current contract year are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit is calculated differently depending on whether you have also elected the Living Benefit described above.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF THE LIVING BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF THE LIVING
BENEFIT:

If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

     1.  Contract value; or

     2.  Continuation Purchase Payments reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit was terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit will be contract value.

B.  MAXIMUM ANNIVERSARY DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

If the Continuing Spouse is age 80 or younger on the Continuation Date, regardless of whether a Living Benefit was elected, then upon the death of the Continuing Spouse, the death benefit is the greatest of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for withdrawals in the same proportion that the withdrawal reduced contract value on that date of such withdrawal; or

     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death. The anniversary value for any year is equal to the contract value on the applicable contract anniversary, plus Continuation Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and no Living Benefit was elected, then the death benefit will be the greater of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal.

If the Continuing Spouse is age 81-85 on the Continuation Date and the Living Benefit was elected, then the death benefit will be the greater of:

     1.  Contract value; or

     2. Contract value on the Continuation Date, plus Continuation Purchase Payments received prior to the Continuing Spouse's 86th birthday, reduced by:

          a. any Withdrawal Adjustments after the Continuation Date if the Living Benefit has not terminated; or

          b. any Withdrawal Adjustments after the Continuation Date prior to the date the Living Benefit was terminated and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit was terminated.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value and the fee for the Maximum Anniversary Value death benefit will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

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      APPENDIX F - LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2013
--------------------------------------------------------------------------------
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If your contract was issued prior to May 1, 2013 and you elected the SunAmerica Income Plus living benefit, the following provisions are applicable to the feature you elected. The SunAmerica Income Plus living benefit is no longer being offered.


SUNAMERICA INCOME PLUS


LIVING BENEFIT DEFINED TERMS



ANNIVERSARY VALUE


The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). Continuation Contributions, if applicable, are included in the calculation of Anniversary Values.



BENEFIT EFFECTIVE DATE


The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.



BENEFIT QUARTER


Each consecutive 3 month period starting on the Benefit Effective Date.



BENEFIT QUARTER ANNIVERSARY


The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following business day.



BENEFIT YEAR


Each consecutive one year period starting on the Benefit Effective Date.



BENEFIT YEAR ANNIVERSARY


The date on which each Benefit Year begins.



CONTRACT YEAR


Each consecutive one year period starting on the contract issue date.



COVERED PERSON(S)


The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.



ELIGIBLE PURCHASE PAYMENTS


Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, Continuation Contributions, if applicable, are included in the calculation of Anniversary Values. Total Purchase Payments are limited to $1,500,000 without prior Company approval.



----------------------------------------------------------------------------
                          FIRST CONTRACT YEAR
-----------------------------------------------------------------------
                  100% of Purchase Payments received
-----------------------------------------------------------------------




EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, the total maximum Eligible Purchase Payment is $100,000. Eligible Purchase Payments will not include additional Purchase Payments made in contract year 2 and after.



If your contract was issued between April 30, 2012 and November 10, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:



------------------------------------------------------------------------
 FIRST CONTRACT YEAR               SUBSEQUENT CONTRACT YEARS
------------------------------------------------------------------------
   100% of Purchase   Purchase Payments received in Contract Year 2,
  Payments received   capped at 100% of Purchase Payments received in
                      the first Contract Year
------------------------------------------------------------------------




If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "ELIGIBLE PURCHASE PAYMENTS" applicable to the living benefit:



------------------------------------------------------------------------
 FIRST CONTRACT YEAR               SUBSEQUENT CONTRACT YEARS
------------------------------------------------------------------------
   100% of Purchase   Purchase Payments received in Contract Year 2-5,
  Payments received   capped at 200% of Purchase Payments received in
                      the first Contract Year
------------------------------------------------------------------------




EXCESS WITHDRAWAL


Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.



INCOME BASE


The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.



INCOME CREDIT


An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:



-------------------------------------------------------------------
    INCOME CREDIT               INCOME CREDIT AVAILABILITY
-------------------------------------------------------------------
        5.50%         Available during the first 12 Benefit
                      Years -- the Income Credit is reduced in the
                      years withdrawals are taken
-------------------------------------------------------------------




If your contract was issued between June 25, 2012 and February 10, 2013 and you elected the optional SunAmerica

Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:



-------------------------------------------------------------------
    INCOME CREDIT               INCOME CREDIT AVAILABILITY
-------------------------------------------------------------------
        5.25%         Available during the first 12 Benefit
                      Years -- the Income Credit is reduced in the
                      years withdrawals are taken
-------------------------------------------------------------------




If your contract was issued prior to June 25, 2012 and you elected the optional SunAmerica Income Plus living benefit, the table below indicates the "INCOME CREDIT" applicable to the living benefit:



-------------------------------------------------------------------
    INCOME CREDIT               INCOME CREDIT AVAILABILITY
-------------------------------------------------------------------
         6%           Available during the first 12 Benefit
                      Years -- the Income Credit is reduced in the
                      years withdrawals are taken
-------------------------------------------------------------------




INCOME CREDIT BASE


The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.



INCOME CREDIT PERIOD


The period of time over which we calculate the Income Credit.



INELIGIBLE PURCHASE PAYMENTS


Purchase Payments received after the first Contract Year, as discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.



If your contract was issued between April 30, 2012 and November 10, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 2nd Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued between April 30, 2012 and November 10, 2012.



If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, "INELIGIBLE PURCHASE PAYMENTS" are defined as Purchase Payments, or portions thereof, received after the 5th Contract Year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above for contracts issued prior to April 30, 2012.



INVESTMENT REQUIREMENTS


We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS?" below.



MAXIMUM ANNUAL WITHDRAWAL AMOUNT


The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero. Currently, the Maximum Annual Withdrawal Percentage is the same as the Protected Income Payment Percentage.

PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.


If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the term "MINIMUM INCOME BASE" is applicable to the living benefit and is defined as follows:



     MINIMUM INCOME BASE



     The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be increased to the Minimum Income Base.



     The Continuing Spouse, if applicable, is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.



How does SunAmerica Income Plus work?



The Living Benefit locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.



What determines the amount I can receive each year?



The amount that you receive depends on the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero.



While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit

Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of the first withdrawal.



If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s) and the age of the Covered Person(s) at the time of first withdrawal. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.



------------------------------------------------------------------------------
      NUMBER OF COVERED PERSONS
         AND AGE OF COVERED              MAXIMUM ANNUAL       PROTECTED INCOME
    PERSON AT FIRST WITHDRAWAL*      WITHDRAWAL PERCENTAGE  PAYMENT PERCENTAGE
------------------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)                         4.0%                  4.0%
------------------------------------------------------------------------------
 One Covered Person
 (Ages 65 and older)                          5.0%                  5.0%
------------------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)                         3.5%                  3.5%
------------------------------------------------------------------------------
 Two Covered Persons
 (Ages 65 and older)                          4.5%                  4.5%
------------------------------------------------------------------------------




    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the income options applicable to the living benefit are as follows:



-------------------------------------------------------------------
    NUMBER OF COVERED
         PERSONS
    AND AGE OF COVERED
     PERSON AT FIRST          MAXIMUM ANNUAL      PROTECTED INCOME
       WITHDRAWAL*        WITHDRAWAL PERCENTAGE  PAYMENT PERCENTAGE
-------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)              4.0%                  4.0%
-------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)                5.0%                  5.0%
-------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)              3.5%                  3.5%
-------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)                4.5%                  4.5%
-------------------------------------------------------------------





    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.



Are there investment requirements if I elect SunAmerica Income Plus?



Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates.



The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable, must be allocated by you in accordance with the investment requirements outlined below.



After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below.



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 OPTION              INVESTMENT OPTIONS
-----------------------------------------------------------------------------------
 Option 1            Invest 45% in the SunAmerica Dynamic Allocation Portfolio and
                     45% in the following Sample Portfolio:

                      - Balanced Toward Growth

                     or

                     Invest 45% in the SunAmerica Dynamic Allocation Portfolio and
                     45% in one of the three following Portfolio Allocator Models:

                      - Model A
                      - Model B
                      - Model C
-----------------------------------------------------------------------------------

 Option 2            Invest 90% in one or more of the following Variable
                     Portfolios:

                      Cash Management
                      Corporate Bond
                      Global Bond
                      Government and Quality Bond
                      Real Return
                      SunAmerica Dynamic Allocation Portfolio
                      Total Return Bond
-----------------------------------------------------------------------------------




If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica

Income Plus living benefit, the investment options applicable to the living benefit are as follows:



------------------------------------------------------------------------------
     OPTION                            INVESTMENT OPTIONS
---------------- -------------------------------------------------------------
 Option 1         Invest 45% in the SunAmerica Dynamic Allocation Portfolio
                  and 45% in the following Sample Portfolio:

                    - Balanced Toward Growth(1)

                  or

                  Invest 45% in the SunAmerica Dynamic Allocation Portfolio and 45% in one of the three following Portfolio Allocator
                  Models:

                    - Model A
                    - Model B
                    - Model C
---------------- -------------------------------------------------------------
 Option 2         Invest 90% in one or more of the following Variable
                  Portfolios:

                    Cash Management
                    Corporate Bond
                    Global Bond
                    Government and Quality Bond
                    Real Return
                    SunAmerica Dynamic Allocation Portfolio
                    Total Return Bond
---------------- -------------------------------------------------------------




(1) The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.



If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the investment requirements and options applicable to the living benefit are as follows:



We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if any (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below. As a result, there is a risk that the overall return of 90% of every Purchase Payment and Continuation Contribution may not be as high as the overall return of the entire Purchase Payment and Continuation Contribution invested in the Flexible Allocation.



Your Flexible Allocation must comply with the investment requirements in one of four ways.



FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3



After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:



------------------------------------------------------------------------------
---------------- -------------------------------------------------------------
 Option 1         Invest in one of three available Polaris Portfolio Allocator
                  Models:

                    Model A, Model B or Model C

                  or

                  Invest in one of three available Sample Portfolios:

                    Balanced Growth & Income(1)
                    Balanced Toward Growth
                    Growth Focus
 Option 2         Invest in one or more of the following balanced Variable
                  Portfolios:

                    American Funds Asset Allocation
                    Asset Allocation
                    Balanced
                    Franklin Income Securities Fund
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
---------------- -------------------------------------------------------------
 Option 3         Invest in the Cash Management Variable Portfolio
---------------- -------------------------------------------------------------




(1) The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.



FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4



After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:



------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT               AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Cash Management
    FIXED                  Maximum 90%      Corporate Bond
    ACCOUNTS                                Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation
                                            American Funds Global Growth
                                            American Funds Growth
                                            American Funds Growth-Income
                                            Asset Allocation
                                            Balanced
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Income Securities Fund
                                            Franklin Templeton VIP Founding
                                              Funds Allocation Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco V.I. American Franchise Fund,
                                              Series II Shares
                                            Invesco V.I. Comstock Fund,
                                              Series II Shares
                                            Invesco V.I. Growth and Income Fund,
                                              Series II Shares
                                            Lord Abbett Growth and Income
                                            Lord Abbett Mid Cap Stock
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------




* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.



How do my investment requirements impact my feature and contract?



Before you elect the Living Benefit, you and your financial representative should carefully consider whether the investment requirements associated with this Living Benefit meets your investment objectives and risk tolerance.



The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.



We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.



Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.



REBALANCING AND INVESTMENT REQUIREMENTS



We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.



Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer

("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.



If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.



You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS?" BELOW.



What are the factors used to calculate SunAmerica Income Plus?



The benefit offered by SunAmerica Income Plus is calculated by considering the factors described below.



FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first contract year are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first contract year, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments or Anniversary Values.



SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.



THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.



FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.



FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.



SIXTH, we determine the INCOME CREDIT.



The Income Credit is equal to the Income Credit rate offered at the time your contract was issued ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage on the Benefit Year Anniversary is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than the Income Credit Percentage of the Income Base and not greater than the Maximum Annual Withdrawal Amount.


SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by two factors: 1) whether there is one or two Covered Person(s); and 2) the age of the Covered Person at the time of first withdrawal.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base and Income Credit Base be increased?



On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any.



On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.



Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.



If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE


During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS?" BELOW.


What are the effects of withdrawals on SunAmerica Income Plus?



The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals.



Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.



YOU SHOULD NOT ELECT THE LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.



The impact of withdrawals on specific factors is further explained below:



     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.



     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum

     Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.



     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.



All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under this Living Benefit will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Fixed Account in which you are invested.


What is the fee for SunAmerica Income Plus?


The fee for SunAmerica Income Plus is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. The fee will be deducted pro-rata from Variable Portfolios in New York, Oregon, Texas and Washington. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:





----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------




* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).



The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.



Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio. The SunAmerica Dynamic Allocation Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio may increase its exposure to equity markets.





Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.



Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an addition of an Income Credit, higher Anniversary Value or addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.



If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.



If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus living benefit, the fee applicable to the living benefit is as follows:



What is the fee for SunAmerica Income Plus for contracts issued prior to April 30, 2012?



The fee for SunAmerica Income Plus is calculated as a percentage of the Income Base and deducted from the contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. The fee will be deducted pro-rata from Variable Portfolios in New York, Oregon, Texas and Washington. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:





----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------




* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).



The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above. Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract.



Since the fee rate is assessed against the Income Base, an increase in the Income Base due to the addition of an Income Credit, attaining a higher Anniversary Value or the addition of subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.



If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO THE OPTIONAL LIVING BENEFIT BELOW FOR MORE INFORMATION REGARDING SUNAMERICA INCOME PLUS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO THE OPTIONAL LIVING BENEFIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, the Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.

IF YOU ELECT ONE COVERED PERSON:

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                   AGE
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
             Joint Owners(1)                       45                    80
------------------------------------------------------------------------------------


IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
   One Owner with            45               80               45             N/A(3)
 Spousal Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals, your withdrawals must be set up on the Systematic Withdrawal Program for RMDs administered by our Annuity Service Center.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.


What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?



If there is one Covered Person and that person dies, the surviving spousal joint Owner or spousal beneficiary may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.



What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?



If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:



     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or



     2. Continue the contract with the Living Benefit and its corresponding fee.



The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES SUNAMERICA INCOME PLUS WORK?" ABOVE.



If spousal continuation occurs, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values, or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero.


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?


No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit.


What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:


     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS above); or


     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

----------------------------------------------------------------------------------
              CANCELLATION                              CANCELLATION
            REQUEST RECEIVED                           EFFECTIVE DATE
----------------------------------------------------------------------------------
                 Years 1-5                      5th Benefit Year Anniversary
----------------------------------------------------------------------------------
                 Years 5+                   Benefit Quarter Anniversary following
                                           the receipt of the cancellation request
----------------------------------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefit are terminated. In addition, the investment requirements for the Living Benefit will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. After the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel my Living Benefit?

Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of your Living Benefit. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.


Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
      APPENDIX G - POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIOS
                           PRIOR TO FEBRUARY 11, 2013
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



If you elected to invest in a Polaris Portfolio Allocator Model prior to February 11, 2013, the allocations in your Models and Sample Portfolios may differ from the current allocations specified in the Prospectus under INVESTMENT OPTIONS. Below are the allocations of the Models and Sample Portfolios as offered during the applicable periods:


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM OCTOBER 3, 2011 THROUGH APRIL 29, 2012)


----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth             4.0%         6.0%         6.0%         6.0%
----------------------------------------------------------------------------------------
 American Funds Growth                    2.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income             1.0%         1.0%         1.0%         2.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         1.0%         0.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         0.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         0.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 Foreign Value                            5.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Global Bond                              3.0%         3.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond              7.0%         5.0%         4.0%         0.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Growth Opportunities                     2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         2.0%         0.0%         0.0%
----------------------------------------------------------------------------------------
 International Diversified Equities       0.0%         0.0%         0.0%         4.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               4.0%         4.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  5.0%         5.0%         6.0%         7.0%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income            1.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   0.0%         1.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        4.0%         5.0%         6.0%         8.0%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                           1.0%         1.0%         1.0%         1.0%
----------------------------------------------------------------------------------------
 Real Estate                              2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Real Return                             12.0%         8.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    5.0%         6.0%         8.0%        10.0%
----------------------------------------------------------------------------------------
 Small Company Value                      2.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       15.0%        14.0%        14.0%         8.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------



POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE FROM MAY 2, 2011 THROUGH OCTOBER 2, 2011)


----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL A      MODEL B      MODEL C      MODEL D
----------------------------------------------------------------------------------------
 American Funds Global Growth               6%           9%           9%          10%
----------------------------------------------------------------------------------------
 American Funds Growth                      2%           2%           3%           3%
----------------------------------------------------------------------------------------
 American Funds Growth-Income               1%           1%           1%           1%
----------------------------------------------------------------------------------------
 Blue Chip Growth                           1%           1%           1%           1%
----------------------------------------------------------------------------------------
 Capital Appreciation                       2%           3%           3%           4%
----------------------------------------------------------------------------------------
 Corporate Bond                             9%           8%           5%           0%
----------------------------------------------------------------------------------------
 Davis Venture Value                        4%           4%           4%           5%
----------------------------------------------------------------------------------------
 Emerging Markets                           0%           0%           2%           3%
----------------------------------------------------------------------------------------
 Foreign Value                              6%           9%          10%          10%
----------------------------------------------------------------------------------------
 Global Bond                                3%           2%           0%           0%
----------------------------------------------------------------------------------------
 Government and Quality Bond                8%           5%           3%           0%
----------------------------------------------------------------------------------------
 Growth-Income                              3%           3%           3%           3%
----------------------------------------------------------------------------------------
 Growth Opportunities                       2%           3%           6%           7%
----------------------------------------------------------------------------------------
 High-Yield Bond                            4%           0%           0%           0%
----------------------------------------------------------------------------------------
 International Diversified Equities         0%           0%           0%           5%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                                 3%           4%           4%           4%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                    5%           5%           6%           6%
----------------------------------------------------------------------------------------
 Lord Abbett Growth and Income              1%           2%           3%           3%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                     0%           1%           2%           3%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust          4%           5%           6%           7%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                             1%           1%           2%           2%
----------------------------------------------------------------------------------------
 Real Estate                                2%           3%           4%           5%
----------------------------------------------------------------------------------------
 Real Return                               11%           7%           3%           0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                      5%           6%           6%           7%
----------------------------------------------------------------------------------------
 Small Company Value                        2%           3%           5%           6%
----------------------------------------------------------------------------------------
 Total Return Bond                         15%          13%           9%           5%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------

SAMPLE PORTFOLIOS
(EFFECTIVE FROM JUNE 25, 2012 THROUGH FEBRUARY 10, 2013)



-----------------------------------------------------------------------------
                                              BALANCED                  ALL
                                               TOWARD      GROWTH     EQUITY
            VARIABLE PORTFOLIOS                GROWTH       FOCUS      FOCUS
-------------------------------------------------------- ---------- ---------
 American Funds Global Growth                   11.0%       11.0%      15.0%
-------------------------------------------------------- ---------- ---------
 American Funds Growth                          10.0%       11.0%      12.0%
-------------------------------------------------------- ---------- ---------
 Corporate Bond                                  5.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Foreign Value                                  10.0%       13.0%      15.0%
-------------------------------------------------------- ---------- ---------
 Government and Quality Bond                    25.0%       20.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Growth Opportunities                            3.0%        5.0%       6.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Comstock Fund, Series II
  Shares                                         6.0%       10.0%      14.0%
-------------------------------------------------------- ---------- ---------
 Invesco V.I. Growth and Income Fund,
  Series II Shares                               6.0%       12.0%      14.0%
-------------------------------------------------------- ---------- ---------
 MFS Massachusetts Investors Trust               7.0%       10.0%      14.0%
-------------------------------------------------------- ---------- ---------
 MFS Total Return                               13.0%        0.0%       0.0%
-------------------------------------------------------- ---------- ---------
 Mid-Cap Growth                                  4.0%        8.0%      10.0%
-------------------------------------------------------- ---------- ---------
                                     TOTAL     100.0%      100.0%     100.0%
-------------------------------------------------------- ---------- ---------



SAMPLE PORTFOLIOS
(EFFECTIVE FROM MAY 21, 2012 THROUGH JUNE 24, 2012)


-------------------------------------------------------------------------------------
                                                      BALANCED                  ALL
                                                       TOWARD      GROWTH     EQUITY
                VARIABLE PORTFOLIOS                    GROWTH       FOCUS      FOCUS
---------------------------------------------------------------- ---------- ---------
 American Funds Global Growth                           11.0%       11.0%      15.0%
---------------------------------------------------------------- ---------- ---------
 American Funds Growth                                   8.0%        9.0%      10.0%
---------------------------------------------------------------- ---------- ---------
 Corporate Bond                                          5.0%        0.0%       0.0%
---------------------------------------------------------------- ---------- ---------
 Foreign Value                                          10.0%       13.0%      15.0%
---------------------------------------------------------------- ---------- ---------
 Government and Quality Bond                            25.0%       20.0%       0.0%
---------------------------------------------------------------- ---------- ---------
 Growth Opportunities                                    3.0%        5.0%       6.0%
---------------------------------------------------------------- ---------- ---------
 Invesco V.I. Comstock Fund, Series II Shares            6.0%       10.0%      14.0%
---------------------------------------------------------------- ---------- ---------
 Invesco V.I. Growth and Income Fund, Series II
  Shares                                                 6.0%       12.0%      14.0%
---------------------------------------------------------------- ---------- ---------
 MFS Massachusetts Investors Trust                       7.0%       10.0%      13.0%
---------------------------------------------------------------- ---------- ---------
 MFS Total Return                                       13.0%        0.0%       0.0%
---------------------------------------------------------------- ---------- ---------
 Mid-Cap Growth                                          4.0%        8.0%      10.0%
---------------------------------------------------------------- ---------- ---------
 Small Company Value                                     2.0%        2.0%       3.0%
---------------------------------------------------------------- ---------- ---------
                                             TOTAL     100.0%      100.0%     100.0%
---------------------------------------------------------------- ---------- ---------



The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.


SAMPLE PORTFOLIOS
(EFFECTIVE FROM APRIL 30, 2012 THROUGH MAY 20, 2012)


----------------------------------------------------------------------------------------
                                              BALANCED
                                               GROWTH      BALANCED                ALL
                                                 &          TOWARD     GROWTH    EQUITY
            VARIABLE PORTFOLIOS                INCOME       GROWTH      FOCUS     FOCUS
----------------------------------------------------------------------------------------
 American Funds Global Growth                     5%          10%        10%       15%
----------------------------------------------------------------------------------------
 American Funds Growth                            5%           5%         5%       10%
----------------------------------------------------------------------------------------
 Corporate Bond                                   5%           5%         0%        0%
----------------------------------------------------------------------------------------
 Foreign Value                                   10%          10%        15%       15%
----------------------------------------------------------------------------------------
 Government and Quality Bond                     20%          15%        10%        0%
----------------------------------------------------------------------------------------
 Growth Opportunities                             0%           0%         0%        5%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series II
  Shares                                         10%          10%        10%       15%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income Fund,
  Series II Shares                               10%          15%        15%       15%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust                5%           5%        10%       12%
----------------------------------------------------------------------------------------
 Mid-Cap Growth                                   5%           5%        10%       10%
----------------------------------------------------------------------------------------
 Small Company Value                              0%           5%         5%        3%
----------------------------------------------------------------------------------------
 Total Return Bond                               25%          15%        10%        0%
----------------------------------------------------------------------------------------
                                     TOTAL      100%         100%       100%      100%
----------------------------------------------------------------------------------------

  Please forward a copy (without charge) of the Polaris Platinum O-Series Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ---------------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to:  Issuing Company ------------------------------------------
  Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299

                       STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACT

                                    ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN

                   Polaris Platinum O-Series Variable Annuity


This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated May 1, 2013, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

                                  May 1, 2013

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
Separate Account and the Company ......................................      3

General Account .......................................................      4

Information Regarding the Use of the Volatility Index ("VIX")..........      5

Performance Data ......................................................      6

Annuity Income Payments ...............................................      9

Annuity Unit Values ...................................................     10

Taxes .................................................................     13

Broker-Dealer Firms Receiving Revenue Sharing Payments ................     23

Distribution of Contracts .............................................     24

Financial Statements ..................................................     24

                        SEPARATE ACCOUNT AND THE COMPANY


     American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Platinum O-Series contracts were issued by SunAmerica Annuity in all states except New York.

     Variable Annuity Account Seven ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of Anchor National. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company ("Company"). These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                 GENERAL ACCOUNT


         The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to fixed and/or DCA (non-MVA) fixed account options available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing on securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed, and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing, or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation orliablity in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third part licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Option Exchange, Incorporated and has neen licensed for use by S&P.

                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

         Performance data is computed in the manners described below.

CASH MANAGEMENT PORTFOLIO


         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period

         The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

         The current yield is then obtained by annualizing the Base Period
Return:

                  Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                             365/7
                  Effective Yield = [(Base Period Return + 1)      - 1]

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

         The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the following formulas:

                                n
                  [(1-SC)P](1+T) = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                 SC  =  sales charge

                ERV  =  ending redeemable value of a hypothetical $1,000
                        payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof)


         As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS AND SAMPLE PORTFOLIO PERFORMANCE

Please note, certain broker-dealers offer asset allocation models or sample portfolios that are different from the Polaris Portfolio Allocator Models. The performance information described below for the Polaris Portfolio Allocator Models is also applicable to the Sample Portfolios (collectively, "Models").

The Separate Account also computes "total return" data for each of the Models. Each Model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the Model inception date and rebalanced in accordance with the Model on each evaluation date. The Model inception date is the date when the Model was first offered for investment.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

         The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employee-sponsored retirement plans, such classification is not permitted), premium taxes, if applicable, age of the Annuitant and designated second person, if any, and the income option selected.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

         For fixed annuity income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly annuity income payment.

         For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

         ILLUSTRATIVE EXAMPLE

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                           NIF = ($11.46/$11.44)

                                  = 1.00174825

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are the basis for the amount of future annuity income payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate, the payment remains the same as the prior month. If the rate of the NIF is different than the AIR, then this proportion is greater than one and payments are increased. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

         ILLUSTRATIVE EXAMPLE

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

         P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

 First Variable Annuity Income Payment = $4.92 x ($116,412.31/$1,000) = $572.75

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his funds to another Variable Portfolio) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

         P's second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity income payment due date and by applying a monthly factor to neutralize the assumed investment rate of 3.5% per year.

              Second Variable Annuity Income Payment =
                                                               (1/12)
                              43.203812 x $13.327695x1/[(1.035)      ] = $574.16

         The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

         Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.

                                     TAXES

GENERAL

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the

Contracts should seek competent financial advice about the tax consequences of any distributions.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

WITHHOLDING TAX ON DISTRIBUTIONS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions, designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs, designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     -    after attainment of age 59 1/2;

     -    when paid to your beneficiary after you die;

     -    after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     -    dividends paid with respect to stock of a corporation described in IRC
          Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     -    distributions from IRAs for higher education expenses;

     -    distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply; and

     - The Pension Protection Act of 2006 created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty after September 11, 2001 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Beginning in 2008, subject to federal income limitations, funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan. On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers AND exchanges (both referred to below as "transfers") of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a contract or custodial account in a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. The IRS made this earlier guidance permanent in Revenue Procedure 2008-24, superseding Notice 2003-51, although it shortened the presumption period from 24 months to 12 months. Revenue Procedure 2008-24 provides that a transfer will be treated as a tax-free exchange under Code section 1035 if either (a) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in exchange (the date of transfer); or (b) the taxpayer demonstrates that one of the conditions described in Code section 72(q) or any similar life event (such as divorce or loss of employment) occurred between the date of the transfer and the date of the withdrawal or surrender. We reserve the right to treat partial transfers as tax-reportable distributions, rather than as partial 1035 exchanges, in recognition of certain questions which remain notwithstanding recent IRS guidance on the subject. Such treatment for tax reporting purposes, however, should not prevent a taxpayer from taking a different position on their return, in accordance with the advice of their tax counsel or other tax consultant, if they believe the requirements of IRC Section 1035 have been satisfied. Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2012 is the lesser of 100% of includible compensation or $17,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2012 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2012 may not exceed the lesser of $50,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2012 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2012. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner or the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction, is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2012 of less than $92,000, your contribution may be fully deductible; if your income is between $92,000 and $112,000, your contribution may be partially deductible and if your income is $112,000 or more, your contribution may not be deductible. If you are single and your income in 2012 is less than $58,000, your contribution may be fully deductible; if your income is between $58,000 and $68,000, your contribution may be partially deductible and if your income is $68,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2012 is between $173,000 and $183,000, your contribution may be partially deductible.

(d) Roth IRAs

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2012 is the lesser of $5,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2012. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2012 is less than:
$173,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan if certain conditions are met. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001 AND PENSION PROTECTION ACT OF 2006

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expanded the range of eligible tax-free rollover distributions that may be made among qualified plans and increased contribution limits applicable to these plans. The changes made to the IRC by EGTRRA were scheduled to expire on December 31, 2010. The Pension Protection Act of 2006 made permanent those provisions of EGTRRA relating to IRAs and employer sponsored plans.

                               BROKER-DEALER FIRMS
                       RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of the FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2011, from SunAmerica Annuity and Life Assurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

BancWest Investment Services, Inc.
CCO Investment Services Corporation
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Financial Network Investment Corporation
FSC Securities Corp.
Infinex Investments, Inc.
ING Financial Partners, Inc.
Janney Montgomery Scott LLC.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated
Multi Financial Securities Corp.
NEXT Financial Group, Inc.
Primevest Financial Services, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Securities America, Inc.
UBS Financial Services Inc.
U.S. Bancorp Investments, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services

We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                  MARKETING EXPENSE PAYMENTS TO AMERICAN FUNDS

Pursuant to an agreement between the Company, Capital Research and Management Company and American Funds Distributors, Inc. ("AFD"), the Company will pay to AFD a marketing expense allowance for AFD's marketing assistance equal to 0.16% of Purchase Payments invested in Underlying Funds of American Funds Insurance Series. This expense is not paid directly by contract Owners.

                           DISTRIBUTION OF CONTRACTS

     The contracts are offered on a continuous basis through SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and SunAmerica Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


[TO BE UPDATED BY AMENDMENT]

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION

     On March 30, 2011, American International Group, Inc. and the Company entered into an Unconditional Capital Maintenance Agreement.


[TO BE UPDATED BY AMENDMENT]

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of this Registration
Statement:

[TO BE UPDATED BY AMENDMENT].

(b) Exhibits


(1)   Resolutions Establishing Separate Account.................................    3
(2)   Custody Agreements........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract........................................    4
      (b)  Selling Agreement....................................................    14
(4)   Variable Annuity Contract
      (a)  Variable Annuity Contract............................................    15
      (b)  Form of Optional Guaranteed Living Benefit Endorsement...............    9
      (c)  Maximum Anniversary Value Optional Death Benefit.....................    11
      (d)  Nursing Home Waiver Endorsement......................................    6
(5)   (a)  Application for Contract.............................................    10
      (b)  Merger Endorsement...................................................    14
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of American General
           Life Insurance Company, effective December 31, 1991..................    1
      (b)  Amendment to the Amended and Restated Articles of Incorporation of
           American General Life Insurance Company, effective July 13, 1995.....    2
      (c)  By-Laws of American General Life Insurance Company, restated as of
           June 8, 2005.........................................................    7
(7)   Reinsurance Contract......................................................    Not Applicable
(8)   Material Contracts
      (a)  Anchor Series Trust Fund Participation Agreement.....................    13
      (b)  SunAmerica Series Trust Fund Participation Agreement.................    13
      (c)  American Funds Fund Participation Agreement..........................    5
      (d)  Lord Abbett Fund Participation Agreement.............................    5
      (e)  Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement..............................................    8
      (f)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement..............................................    10
      (g)  Seasons Series Trust Fund Participation Agreement....................    13
      (h)  Form of Consents to Assignment of Fund Participation and other
           Agreements...........................................................    14
(9)   (a)  Opinion of Counsel and Consent of Depositor..........................    15
(10)  Consents..................................................................    To be filed
                                                                                    by Amendment
(11)  Financial Statements Omitted from Item 23.................................    Not Applicable
(12)  Initial Capitalization Agreement..........................................    Not Applicable
(13)  Other
      (a)  Power of Attorney -- American General Life Insurance Company
           Directors............................................................    15
      (b)  Notice of Termination of Support Agreement...........................    11
      (c)  Capital Maintenance Agreement of American International Group,
           Inc. ................................................................    11
      (d)  Unconditional Capital Maintenance Agreement between American
           International Group, Inc. and American General Life Insurance
           Company..............................................................    12
      (e)  Specimen Form of Agreement and Plan of Merger........................    14



--------

1 Incorporated by reference to Initial Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

3 Incorporated by reference to Initial Registration Statement, File Nos. 333-65965 and 811-09003, filed on October 21, 1998, Accession No. 0000950148-98-
   002332.

4 Incorporated by reference to Pre-Effective Amendment No. 2 and Amendment No. 3, File Nos. 333-63511 and 811-09003, filed on December 7, 1998, Accession No. 0000950148-98-002682.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

6 Incorporated by reference to Post-Effective Amendment No. 26 and Amendment No. 27, File Nos. 333-08859 and 811-07727, filed on July 20, 2004, Accession No. 0000950129-04-005000.

7 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

8 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 11, File Nos. 333-137882 and 811-09003, filed on April 29, 2008,
   Accession No. 0000950134-08-007757.

9 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.

10 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

11 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-172054 and 811-09003, filed on April 27, 2011, Accession No. 0000950123-11-040080.

12 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   149, File Nos. 333-151576 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on May 2, 2011, Accession No. 0001193125-11-120309.

13 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.

14 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-
   014430.


15 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185790 and 811-09003, filed on January 2, 2013, Accession No. 0000950123-12-
   014447.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2929 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-----------------------------------------------
James A. Mallon                  Director, Acting Chairman, President and Chief
                                 Executive Officer
Curtis W. Olson(1)               President -- Benefit Solutions
Mary Jane B. Fortin              Director, Executive Vice President and Chief
                                 Financial Officer
Jeffrey H. Carlson(9)            Director, Executive Vice President
John B. Deremo                   Executive Vice President
Kyle L. Jennings(10)             Director, Executive Vice President, General
                                 Counsel and Secretary
Steven D. Anderson               Senior Vice President
Erik A. Baden                    Senior Vice President
Wayne A. Barnard                 Senior Vice President and Illustration Actuary
Robert M. Beuerlein(9)           Director, Senior Vice President and Chief and
                                 Appointed Actuary
David Butterfield(1)             Senior Vice President
Don W. Cummings                  Director, Senior Vice President
Terry B. Festervand              Senior Vice President and Treasurer
Brad J. Gabel(4)                 Senior Vice President, Chief Underwriter
John Gatesman                    Senior Vice President
David S. Jorgensen               Senior Vice President
Terry Keiper                     Senior Vice President
Frank A. Kophamel(9)             Senior Vice President
Glen D. Keller(9)                Senior Vice President
Stephen Kennedy(9)               Senior Vice President
Simon J. Leech(9)                Senior Vice President
Edmund D. McClure(9)             Senior Vice President
Richard D. McFarland(9)          Senior Vice President
Laura E. Milazzo(9)              Senior Vice President
Larry Nisenson                   Senior Vice President
John W. Penko(2)                 Senior Vice President
Rodney E. Rishel                 Senior Vice President
Sharon K. Roberson               Senior Vice President
Dale W. Sachtleben(3)            Senior Vice President
Stephen Stone                    Senior Vice President
Carol B. Whaley(1)               Senior Vice President
Chris N. Aiken(9)                Vice President
Chris Ayers(9)                   Vice President
Joan M. Bartel                   Vice President
Robert Beauchamp                 Vice President
Michael B. Boesen                Vice President
Laura J. Borowski(4)             Vice President
David R. Brady(11)               Vice President
Dan Chamberlain(9)               Vice President
Mark E. Childs(9)                Vice President
Robert M. Cicchi(9)              Vice President
Lawrence C. Cox                  Vice President
Julie Cotton Hearne              Vice President and Assistant Secretary
Timothy M. Donovan               Vice President
Jay Drucker                      Vice President
Farideh N. Farrokhi(9)           Vice President and Assistant Secretary

NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-----------------------------------------------
Royce Fithen(6)                  Vice President
Frederick J. Garland, Jr.        Vice President
Manda Ghaferi(7)                 Vice President
Liza Glass(9)                    Vice President
Leo W. Grace                     Vice President and Assistant Secretary
Richard L. Gravette(9)           Vice President and Assistant Treasurer
Lori S. Guadagno(5)              Vice President
Daniel J. Gutenberger(9)         Vice President and Medical Director
Joel H. Hammer(8)                Vice President
D. Leigh Harrington(9)           Vice President
Tracy Harris                     Vice President
Michael S. Harrison              Vice President
Tim Heslin                       Vice President
Keith C. Honig(7)                Vice President
Stephen D. Howard(2)             Vice President
S. Caitlin Irby(9)               Vice President
Walter P. Irby                   Vice President
Sharla A. Jackson(6)             Vice President
Wesley E. Jarvis(1)              Vice President
Debra H. Kile(9)                 Vice President and Medical Director
Michael J. Krugel(4)             Vice President
Kenneth R. Kiefer                Vice President
Mel McFall(9)                    Vice President
Lochlan O. McNew                 Vice President and Investment Officer (handling
                                 private placement and commercial mortgage loans)
Gwendolyn J. Mallett(9)          Vice President
W. Larry Mask                    Vice President, Real Estate Investment Officer and
                                 Assistant Secretary
Beverly Meyer(4)                 Vice President
Candace A. Michael(9)            Vice President
Michael R. Murphy(4)             Vice President
David Napoli                     Vice President
Deanna D. Osmonson(1)            Vice President
Cathy A. Percival(9)             Vice President and Medical Director
Carin M. Phelan                  Vice President
Glenn H. Plotkin(4)              Vice President
Debbie Runge                     Vice President, Human Resources
Jeanise L. Ryser                 Vice President
Michael Sibley(2)                Vice President
T. Clay Spires                   Vice President and Tax Officer
Gregory R. Thornton(3)           Vice President
Cynthia Wieties                  Vice President
Jeffrey L. Winkelmann(4)         Vice President
Joann K. Brown                   Assistant Vice President
Dori A. Artis                    Administrative Officer
Wayne P. Arzberger               Administrative Officer
Brenda G. Esslinger              Administrative Officer
Beverly Farris                   Administrative Officer
Robin F. Farris                  Administrative Officer
Deborah G. Fewell                Administrative Officer

NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-----------------------------------------------
Maike M. George                  Administrative Officer
Brandy Harris                    Administrative Officer
Cassandra Hendricks              Administrative Officer
Stephen Johnson                  Administrative Officer
Donna Johnston                   Administrative Officer
Jalen V. Lohman                  Administrative Officer
Beverly Macias                   Administrative Officer
Jody Powers                      Administrative Officer
Donna J. Robertson               Administrative Officer
Phillip W. Schraub               Administrative Officer
Michael A. Sepanski              Administrative Officer
Marie M. Cerligione              Assistant Secretary
Keith Coleman                    Assistant Secretary
Jeffrey P. Conklin               Assistant Secretary
Debra L. Herzog                  Assistant Secretary
Virginia N. Puzon                Assistant Secretary
Mary Carmen Rodriguez            Assistant Secretary
Barbara J. Moore                 Assistant Tax Officer
William P. Hayes(10)             Chief Compliance Officer
Lesli K. Martin                  Anti Money Laundering Officer
Becky L. Strom                   Privacy Officer
Marc Herling                     General Counsel, Benefit Solutions and Assistant
                                 Secretary
Roger E. Hahn                    Investment Officer (Handling Strategic Investment
                                 Allocation and Asset/liability matching)


--------

  (1)  3600 Route 66, Neptune, NJ 07753

  (2)  Walnut Glen Tower, 8141 Walnut Hill Lane, Dallas, TX 75231

  (3)  3051 Hollis Drive, Springfield, IL 62704

  (4)  1200 N. Mayfair Road, Milwaukee, WI 53226


  (5)  599 Lexington Avenue, New York, NY 10022


  (6)  205 E. 10th Avenue, Amarillo, TX 79101

  (7)  1 SunAmerica Center, 1999 Avenue of the Stars, Los Angeles, CA 90067

  (8)  32 Old Slip, New York, NY 10005

  (9)  2727-A Allen Parkway, Houston, TX 77019

  (10) 2919 Allen Parkway, Houston, TX 77019

  (11) 200 Liberty Street, New York, NY 10281

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of SunAmerica Annuity and Life Assurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-12-013132, filed on February 27, 2012. Exhibit 21 is incorporated herein by reference.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of November 30, 2012, the number of Polaris Platinum O-Series contracts funded by Variable Annuity Account Seven was 5,723, of which 3,406 were qualified contracts and 2,317 were non-qualified.

ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER

(a) SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

    American General Life Insurance Company -- Variable Separate Account American General Life Insurance Company -- Variable Annuity Account One American General Life Insurance Company -- Variable Annuity Account Two American General Life Insurance Company -- Variable Annuity Account Four American General Life Insurance Company -- Variable Annuity Account Five American General Life Insurance Company -- Variable Annuity Account Seven American General Life Insurance Company -- Variable Annuity Account Nine The United States Life Insurance Company in the City of New York -- FS Variable Separate Account
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account One
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Two
    The United States Life Insurance Company in the City of New York -- FS Variable Annuity Account Five
    Anchor Series Trust
    Seasons Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.
    SunAmerica Specialty Series

(b) Directors, Officers and principal place of business:

OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Stephen A. Maginn(1)        Director, Chief Distribution Officer
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
Rebecca Snider              Chief Compliance Officer
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary

     --------

      * Unless otherwise indicated, the principal business address of SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, California 90067-6121.

(c) SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at 21650 Oxnard Street, Suite 750, Woodland Hills, California 91367-4901.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account Seven, has duly caused this Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 13th day of February, 2013.



                                        VARIABLE ANNUITY ACCOUNT SEVEN
                                        (Registrant)



                                        By: AMERICAN GENERAL LIFE INSURANCE
                                            COMPANY
                                            (On behalf of the Registrant and
                                            itself)



                                        By: /s/ MARY JANE B. FORTIN
                                            ------------------------------------
                                            MARY JANE B. FORTIN
                                            EXECUTIVE VICE PRESIDENT AND
                                              CHIEF FINANCIAL OFFICER



As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.





          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
JAMES A. MALLON*                 Director, Acting Chairman,              February 13, 2013
-----------------------------    President
JAMES A. MALLON                  and Chief Executive Officer


MARY JANE B. FORTIN*             Director, Executive Vice President      February 13, 2013
-----------------------------    and Chief Financial Officer
MARY JANE B. FORTIN


DON W. CUMMINGS*                 Director and Senior Vice President      February 13, 2013
-----------------------------
DON W. CUMMINGS


ROBERT M. BEUERLEIN*             Director                                February 13, 2013
-----------------------------
ROBERT M. BEUERLEIN


JEFFREY H. CARLSON*              Director                                February 13, 2013
-----------------------------
JEFFREY H. CARLSON


KYLE L. JENNINGS*                Director                                February 13, 2013
-----------------------------
KYLE L. JENNINGS


/s/ MARY JANE B. FORTIN          Attorney-in-Fact                        February 13, 2013
-----------------------------
*MARY JANE B. FORTIN